[GRAPHIC APPEARS HERE]



PROSPECTUS

FEBRUARY 1, 2013




DWS Capital Growth Fund
CLASS/TICKER             A   SDGAX    B   SDGBX    C   SDGCX    R   SDGRX    INST   SDGTX    S   SCGSX

...............................................................................

DWS Core Equity Fund
CLASS/TICKER          A   SUWAX    B   SUWBX    C   SUWCX    R   SUWTX    INST   SUWIX    S   SCDGX

...............................................................................

DWS Mid Cap Growth Fund
CLASS/TICKER             A   SMCAX    B   SMCBX    C   SMCCX    INST   BTEAX    S   SMCSX

...............................................................................

DWS Small Cap Core Fund
CLASS/TICKER             A   SZCAX    B   SZCBX    C   SZCCX    S   SSLCX

...............................................................................

DWS Small Cap Growth Fund
CLASS/TICKER               A   SSDAX    B   SSDBX    C   SSDCX    R   SSDGX    INST   SSDIX    S   SSDSX

(Class B shares are closed to new investment)


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

TABLE OF CONTENTS




DWS CAPITAL GROWTH FUND
Investment Objective...............................   1
Fees and Expenses of the Fund......................   1
Principal Investment Strategy......................   1
Main Risks.........................................   2
Past Performance...................................   3
Management.........................................   3
Purchase and Sale of Fund Shares...................   3
Tax Information....................................   4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................   4
DWS CORE EQUITY FUND
Investment Objective...............................   5
Fees and Expenses of the Fund......................   5
Principal Investment Strategy......................   6
Main Risks.........................................   6
Past Performance...................................   7
Management.........................................   7
Purchase and Sale of Fund Shares...................   8
Tax Information....................................   8
Payments to Broker-Dealers and
Other Financial Intermediaries.....................   8
DWS MID CAP GROWTH FUND
Investment Objective...............................   9
Fees and Expenses of the Fund......................   9
Principal Investment Strategy......................  10
Main Risks.........................................  10
Past Performance...................................  11
Management.........................................  11
Purchase and Sale of Fund Shares...................  12
Tax Information....................................  12
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  12


DWS SMALL CAP CORE FUND
Investment Objective...............................  13
Fees and Expenses of the Fund......................  13
Principal Investment Strategy......................  14
Main Risks.........................................  14
Past Performance...................................  15
Management.........................................  15
Purchase and Sale of Fund Shares...................  15
Tax Information....................................  16
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  16
DWS SMALL CAP GROWTH FUND
Investment Objective...............................  17
Fees and Expenses of the Fund......................  17
Principal Investment Strategy......................  18
Main Risks.........................................  18
Past Performance...................................  19
Management.........................................  20
Purchase and Sale of Fund Shares...................  20
Tax Information....................................  20
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  20
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  21
DWS Capital Growth Fund............................  21
DWS Core Equity Fund...............................  23
DWS Mid Cap Growth Fund............................  24
DWS Small Cap Core Fund............................  26
DWS Small Cap Growth Fund..........................  28
Other Policies and Risks...........................  30
Who Manages and Oversees the Funds.................  30
Management.........................................  32

INVESTING IN THE FUNDS
Choosing a Share Class............................. 34
Buying, Exchanging and Selling Shares.............. 38
How to Buy Shares.................................. 38
How to Exchange Shares............................. 40
How to Sell Shares................................. 40
How to Buy, Sell and Exchange Class R Shares....... 41
Financial Intermediary Support Payments............ 41
Policies You Should Know About..................... 42
Policies About Transactions........................ 42
How each Fund Calculates Share Price............... 47
Other Rights We Reserve............................ 47
Understanding Distributions and Taxes.............. 47
FINANCIAL HIGHLIGHTS............................... 50
APPENDIX........................................... 77
Hypothetical Expense Summary....................... 77
Additional Index Information....................... 89



-------------------------------------------------------------------------------
YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

^

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS CAPITAL GROWTH FUND



INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 34) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                       A          B          C       R    INST      S
                              ----------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                  5.75     None       None     None    None    None
-----------------------------      ----     --         --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds              None     4.00       1.00       None    None    None
-----------------------------    ------   ----       ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund balances
below $10,000 and subject to
certain exceptions)             $   20    $20        $20        None    None    $20
-----------------------------   -------   ----       ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.46       0.46       0.46       0.46       0.46        0.46
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       1.00       1.00       0.45      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses                   0.32       0.51       0.32       0.37       0.23        0.30
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.02       1.97       1.78       1.28       0.69        0.76
----------------------------     ----       ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 673     $ 600     $ 281     $ 130     $70     $78
--       -----     -----     -----     -----     ---     ---
3          881       918       560       406     221     243
--       -----     -----     -----     -----     ---     ---
5        1,106     1,262       964       702     384     422
--       -----     -----     -----     -----     ---     ---
10       1,751     1,823     2,095     1,545     859     942
--       -----     -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 673     $ 200     $ 181     $ 130     $70     $78
--       -----     -----     -----     -----     ---     ---
3          881       618       560       406     221     243
--       -----     -----     -----     -----     ---     ---
5        1,106     1,062       964       702     384     422
--       -----     -----     -----     -----     ---     ---
10       1,751     1,823     2,095     1,545     859     942
--       -----     -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2012: 27%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500( (Reg. TM)) Index (generally 500 of the largest companies in



                                       1
PROSPECTUS February 1, 2013                            DWS Capital Growth Fund
the US) or the Russell 1000( (Reg. TM) )Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios). As of December 31, 2012, the S&P 500( (Reg. TM)) Index had a median market capitalization of $12.7 billion and the Russell 1000( (Reg. TM)) Growth Index had a median market capitalization of $6.4 billion. Although the fund can invest in companies of any size, the fund intends to invest primarily in companies whose market capitalizations fall within the normal range of these indexes. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.

MANAGEMENT PROCESS. In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to seek to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by the portfolio managers may change over time.


Portfolio management will normally sell a security when it believes the potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



                                       2
PROSPECTUS February 1, 2013                            DWS Capital Growth Fund

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


For Class R shares, performance prior to its inception date is based on the historical performance of the fund's original share class (Class AARP), adjusted to reflect the higher expenses of Class R shares.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2003       2004      2005      2006      2007        2008       2009        2010      2011     2012
  25.99      7.10      8.16      8.06      11.98       -32.98     25.57      15.87      -5.21    15.33




Best Quarter: 16.27%, Q1 2012   Worst Quarter: -21.28%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS          1          5         10
                              INCEPTION       YEAR      YEARS      YEARS
                            -----------  ---------  ---------  ---------
CLASS A before tax          6/25/2001        8.70       0.09       5.90
--------------------------  ---------       -----       ----       ----
  After tax on distribu-
  tions                                      8.56       0.03       5.86
  After tax on distribu-
  tions and sale of fund
  shares                                     5.84       0.07       5.18
--------------------------  ---------       -----       ----       ----
CLASS B before tax          6/25/2001       11.25       0.30       5.77
--------------------------  ---------       -----       ----       ----
CLASS C before tax          6/25/2001       14.46       0.50       5.69
--------------------------  ---------       -----       ----       ----
CLASS R before tax          11/3/2003       14.90       1.01       6.23
--------------------------  ---------       -----       ----       ----
INST CLASS before tax       8/19/2002       15.72       1.65       6.93
--------------------------  ---------       -----       ----       ----
CLASS S before tax          7/14/2000       15.65       1.56       6.80
--------------------------  ---------       -----       ----       ----
RUSSELL 1000 GROWTH
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   15.26       3.12       7.52
--------------------------  ---------       -----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

OWEN FITZPATRICK, CFA, MANAGING DIRECTOR. Lead Manager of the fund. Joined the fund in 2009.


THOMAS M. HYNES, JR., CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.


BRENDAN O'NEILL, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None             None        None             None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares and Class R shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


                                       3
PROSPECTUS February 1, 2013                            DWS Capital Growth Fund

TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
PROSPECTUS February 1, 2013                            DWS Capital Growth Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS CORE EQUITY FUND



INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital, current income and growth of income.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 34) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                       A          B          C       R    INST      S
                              ----------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                  5.75     None       None     None    None    None
-----------------------------      ----     --         --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds              None     4.00       1.00       None    None    None
-----------------------------    ------   ----       ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund balances
below $10,000 and subject to
certain exceptions)             $   20    $20        $20        None    None    $20
-----------------------------   -------   ----       ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                      A           B           C          R        INST           S
                             ----------  ----------  ----------  ---------  ----------  ----------
Management fee                   0.36        0.36        0.36        0.36       0.36        0.36
----------------------------     ----        ----        ----        ----       ----        ----
Distribution/service
(12b-1) fees                     0.24        1.00        1.00        0.50      None        None
----------------------------     ----        ----        ----        ----      -----       -----
Other expenses                   0.33        0.46        0.34        2.43       0.19        0.28
----------------------------     ----        ----        ----        ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         0.93        1.82        1.70        3.29       0.55        0.64
----------------------------     ----        ----        ----        ----      -----       -----
Fee waiver/expense reim-
bursement                       None        None        None         1.66      None        None
----------------------------    -----       -----       -----        ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT            0.93        1.82        1.70        1.63       0.55        0.64
----------------------------    -----       -----       -----        ----      -----       -----

The Advisor has contractually agreed through January 31, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.63% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class R. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class R) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 664     $ 585     $ 273     $ 166     $56     $65
--       -----     -----     -----     -----     ---     ---
3          854       873       536       858     176     205
--       -----     -----     -----     -----     ---     ---
5        1,060     1,185       923     1,573     307     357
--       -----     -----     -----     -----     ---     ---
10       1,652     1,688     2,009     3,473     689     798
--       -----     -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 664     $ 185     $ 173     $ 166     $56     $65
--       -----     -----     -----     -----     ---     ---
3          854       573       536       858     176     205
--       -----     -----     -----     -----     ---     ---
5        1,060       985       923     1,573     307     357
--       -----     -----     -----     -----     ---     ---
10       1,652     1,688     2,009     3,473     689     798
--       -----     -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.



                                       5
PROSPECTUS February 1, 2013                               DWS Core Equity Fund

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2012: 302%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times. At times, the fund's assets may be invested in securities in relatively few industries or sectors.


MANAGEMENT PROCESS. Portfolio management uses both quantitative and fundamental analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.


Portfolio management will normally sell a stock when it believes the fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on or within a given industry.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance.



                                       6
PROSPECTUS February 1, 2013                               DWS Core Equity Fund

Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Class R does not have a full calendar year of performance available. In the table below, the performance figures for Class R shares are based on the performance of the fund's Class S shares adjusted to reflect the higher expenses of Class R.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2003       2004      2005      2006       2007       2008       2009       2010       2011     2012
  26.55      9.37      5.58      13.07      0.47       -38.74     33.70      13.71      -0.46    15.40




Best Quarter: 18.25%, Q3 2009   Worst Quarter: -21.99%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                    CLASS          1          5         10
                                INCEPTION       YEAR      YEARS      YEARS
                             ------------  ---------  ---------  ---------
CLASS A before tax             8/2/1999        8.77      0.17        5.29
---------------------------  ----------       -----     -----        ----
  After tax on distribu-
  tions                                        8.47      -0.05       4.40
  After tax on distribu-
  tions and sale of fund
  shares                                       5.91      0.07        4.40
---------------------------  ----------       -----     ------       ----
CLASS B before tax           12/29/2000       11.46      0.21        4.95
---------------------------  ----------       -----     ------       ----
CLASS C before tax           12/29/2000       14.56      0.60        5.09
---------------------------  ----------       -----     ------       ----
CLASS R before tax             5/1/2012       14.84      1.08        5.62
---------------------------  ----------       -----     ------       ----
INST CLASS before tax         8/19/2002       15.87      1.86        6.42
---------------------------  ----------       -----     ------       ----
CLASS S before tax            5/31/1929       15.77      1.73        6.28
---------------------------  ----------       -----     ------       ----
RUSSELL 1000 INDEX
(reflects no deduction for
fees, expenses or taxes)                      16.42      1.92        7.52
---------------------------  ----------       -----     ------       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.


RUSSELL SHTERN, CFA, HEAD OF EQUITY PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2010.



                                       7
PROSPECTUS February 1, 2013                               DWS Core Equity Fund

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
R            None             None      None             None
-------     -----            -----      -----            ----

INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares and Class R shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.

Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       8
PROSPECTUS February 1, 2013                               DWS Core Equity Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS MID CAP GROWTH FUND



INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 34) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            5.75     None       None     None    None
------------------------------------      ----     --         --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    ------   ----       ----       ------  ---
Account Maintenance Fee (annually,
for fund balances below $10,000 and
subject to certain exceptions)         $   20    $20        $20        None    $20
------------------------------------   -------   ----       ----       ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                           A          B          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.65       0.65       0.65       0.65        0.65
----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                           0.24       1.00       1.00      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses                         0.42       0.53       0.48       0.30        0.38
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               1.31       2.18       2.13       0.95        1.03
----------------------------------     ----       ----       ----      -----       -----
Fee waiver/expense reimbursement       0.00       0.05       0.00       0.00        0.00
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          1.31       2.13       2.13       0.95        1.03
----------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 2.10%; and for the period from October 1, 2013 through January 31, 2014, at a ratio no higher than 2.13% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class B. These agreements may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class B) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 701     $ 616     $ 316     $  97     $ 105
--       -----     -----     -----     -----     -----
3          966       977       667       303       328
--       -----     -----     -----     -----     -----
5        1,252     1,365     1,144       525       569
--       -----     -----     -----     -----     -----
10       2,063     2,086     2,462     1,166     1,259
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 701     $ 216     $ 216     $  97     $ 105
--       -----     -----     -----     -----     -----
3          966       677       667       303       328
--       -----     -----     -----     -----     -----
5        1,252     1,165     1,144       525       569
--       -----     -----     -----     -----     -----
10       2,063     2,086     2,462     1,166     1,259
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.



                                       9
PROSPECTUS February 1, 2013                            DWS Mid Cap Growth Fund

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2012: 70%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in companies with market caps within the market capitalization range of the Russell Mid Cap Growth Index or securities with equity characteristics that provide exposure to those companies. While the market capitalization range of the Russell Mid Cap Growth Index changes throughout the year, as of the most recent reconstitution date of the index (June 22, 2012), companies in the index had a weighted average market capitalization of approximately $8.57 billion. The fund's equity investments are mainly common stocks, but may also include other types of equity securities such as preferred stocks or convertible securities. The fund may invest up to 20% of its assets in stocks and other securities of companies based outside the US.


MANAGEMENT PROCESS. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Each portfolio manager has specific sector responsibilities, with investment discretion over securities within their sectors.


Company research lies at the heart of the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks portfolio management believes to be undervalued, but with fast-growing earnings and superior near-to-intermediate term performance potential.


Portfolio management emphasizes individual selection of stocks of medium-sized companies across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies that it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.


Portfolio management follows a disciplined selling process that is designed to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations or portfolio management believes that there is a material change in the company's fundamentals, other investments offer better opportunities or the market capitalization of a stock is distorting the weighted average market capitalization of the fund.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller



                                       10
PROSPECTUS February 1, 2013                            DWS Mid Cap Growth Fund
and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


The bar chart and the after-tax returns below are shown for Class A shares (instead of Institutional Class shares, which had been used in the past) because Class A shares now have 10 or more years of annual returns and are available to most investors.


For Class S shares, performance prior to class inception is based on the performance of the fund's original share class, Investment Class shares, adjusted to reflect the higher expenses of Class S. Investment Class shares merged into Class S shares on October 20, 2006.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2003       2004      2005       2006       2007       2008       2009       2010       2011        2012
  28.34      9.84      12.24      10.77      7.92       -50.13     41.13      30.85       -4.22     8.59




Best Quarter: 21.32%, Q2 2009   Worst Quarter: -32.68%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS          1           5         10
                              INCEPTION       YEAR       YEARS      YEARS
                           ------------  ---------  ----------  ---------
CLASS A before tax          6/28/2002        2.34       -2.02       5.50
-------------------------  ----------       -----      ------      -----
  After tax on
  distributions                              2.34       -2.11       5.23
  After tax on distribu-
  tions and sale of fund
  shares                                     1.52       -1.75       4.83
-------------------------  ----------       -----      ------      -----
CLASS B before tax          6/28/2002        4.68       -1.88       5.28
-------------------------  ----------       -----      ------      -----
CLASS C before tax          6/28/2002        7.69       -1.66       5.29
-------------------------  ----------       -----      ------      -----
INST CLASS before tax      10/12/1993        9.01       -0.48       6.45
-------------------------  ----------       -----      ------      -----
CLASS S before tax           2/1/2005        8.83       -0.62       6.33
-------------------------  ----------       -----      ------      -----
RUSSELL MIDCAP (Reg. TM)
GROWTH INDEX (reflects
no deduction for fees,
expenses or taxes                           15.81       3.23       10.32
-------------------------  ----------       -----      ------      -----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

JOSEPH AXTELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.



                                       11
PROSPECTUS February 1, 2013                            DWS Mid Cap Growth Fund

RAFAELINA M. LEE, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.


PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       12
PROSPECTUS February 1, 2013                            DWS Mid Cap Growth Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS SMALL CAP CORE FUND



INVESTMENT OBJECTIVE

The fund seeks to provide long-term capital growth.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 34) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                     A          B          C          S
                                            ----------  ---------  ---------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price                5.75     None       None       None
-------------------------------------------      ----     --         --         --
Maximum deferred sales charge (load), as
% of redemption proceeds                       None     4.00       1.00         None
-------------------------------------------    ------   ----       ----         --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                         2.00   2.00       2.00       2.00
-------------------------------------------    ------   ----       ----       ----
Account Maintenance Fee (annually, for
fund balances below $10,000 and subject to
certain exceptions)                           $   20    $20        $20        $20
-------------------------------------------   -------   ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                A          B          C           S
                                        ---------  ---------  ---------  ----------
Management fee                              0.67       0.67       0.67       0.67
---------------------------------------     ----       ----       ----       ----
Distribution/service
(12b-1) fees                                0.25       1.00       1.00      None
---------------------------------------     ----       ----       ----      -----
Other expenses                              0.70       0.72       0.72       0.64
---------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES        1.62       2.39       2.39       1.31
---------------------------------------     ----       ----       ----      -----
Fee waiver/expense reimbursement            0.18       0.20       0.20       0.12
---------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVER/EXPENSE REIMBURSEMENT      1.44       2.19       2.19       1.19
---------------------------------------     ----       ----       ----      -----

The Advisor has contractually agreed through September 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.40%, 2.15%, 2.15% and 1.15%; and for the period from October 1, 2013 through January 31, 2014, at ratios no higher than 1.44%, 2.19%, 2.19% and 1.19% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Classes A, B, C and S, respectively. These agreements may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 713     $ 622     $ 322     $ 121
--       -----     -----     -----     -----
3        1,040     1,026       726       403
--       -----     -----     -----     -----
5        1,390     1,457     1,257       707
--       -----     -----     -----     -----
10       2,372     2,344     2,711     1,569
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 713     $ 222     $ 222     $ 121
--       -----     -----     -----     -----
3        1,040       726       726       403
--       -----     -----     -----     -----
5        1,390     1,257     1,257       707
--       -----     -----     -----     -----
10       2,372     2,344     2,711     1,569
--       -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.



                                       13
PROSPECTUS February 1, 2013                            DWS Small Cap Core Fund

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2012: 379%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small US companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 (Reg. TM) Index (generally the 2,000 smallest companies out of the 3,000 largest companies in the US). As of December 31, 2012, the median market capitalization of the index was $508 million.


The fund intends to invest in companies whose market capitalizations fall within the normal range of the Russell 2000 (Reg. TM) Index. While the fund invests primarily in common stocks, it may invest up to 20% of its total assets in US government securities. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.


MANAGEMENT PROCESS. Portfolio management uses a quantitative stock valuation model to compare each company's stock price to the company's earnings, book value, sales and other measures of performance potential. Portfolio management also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information. Portfolio management then seeks to build a diversified portfolio of companies that are attractively rated based on its investment process.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to,



                                       14
PROSPECTUS February 1, 2013                            DWS Small Cap Core Fund
may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2003       2004       2005      2006       2007        2008        2009       2010       2011      2012
  48.56      16.37      2.53      15.21       -11.66      -38.48     28.87      20.67      -2.59    17.59




Best Quarter: 21.83%, Q2 2003   Worst Quarter: -27.55%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS           1          5         10
                               INCEPTION        YEAR      YEARS      YEARS
                             -----------  ----------  ---------  ---------
CLASS A before tax           6/25/2001        10.83       0.65       6.42
---------------------------  ---------        -----       ----       ----
  After tax on distribu-
  tions                                       10.74       0.62       5.03
  After tax on distribu-
  tions and sale of fund
  shares                                       7.14       0.55       5.11
---------------------------  ---------        -----       ----       ----
CLASS B before tax           6/25/2001        13.70       0.92       6.23
---------------------------  ---------        -----       ----       ----
CLASS C before tax           6/25/2001        16.74       1.07       6.24
---------------------------  ---------        -----       ----       ----
CLASS S before tax           7/14/2000        17.85       2.08       7.35
---------------------------  ---------        -----       ----       ----
RUSSELL 2000 INDEX
(reflects no deduction for
fees, expenses or taxes)                      16.35       3.56       9.72
---------------------------  ---------        -----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2008.


RUSSELL SHTERN, CFA, HEAD OF EQUITY PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2010.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
           NON-IRA      IRAS     UTMAS        PLANS
         ---------  --------  --------  -----------
A B C     1,000       500      1,000         500
-------   -----       ---      -----         ---
S         2,500     1,000      1,000       1,000
-------   -----     -----      -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


                                       15
PROSPECTUS February 1, 2013                            DWS Small Cap Core Fund

TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       16
PROSPECTUS February 1, 2013                            DWS Small Cap Core Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS SMALL CAP GROWTH FUND



INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 34) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                       A          B          C           R        INST          S
                              ----------  ---------  ---------  ----------  ----------  ---------
Maximum sales charge (load)
imposed on purchases, as %
of offering price                  5.75     None       None        None        None       None
-----------------------------      ----     --         --          -           -          --
Maximum deferred sales
charge (load), as % of
redemption proceeds              None     4.00       1.00          None        None       None
-----------------------------    ------   ----       ----          -           -          --
Redemption/exchange fee on
shares owned less than 15
days, as % of redemption
proceeds                           2.00   2.00       2.00           2.00        2.00    2.00
-----------------------------    ------   ----       ----          -----       -----    ----
Account Maintenance Fee
(annually, for fund balances
below $10,000 and subject to
certain exceptions)             $   20    $20        $20           None        None     $20
-----------------------------   -------   ----       ----          -----       -----    ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.65       0.65       0.65       0.65       0.65        0.65
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       1.00       1.00       0.50      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses                   0.57       0.82       0.57       2.31       0.34        0.59
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.46       2.47       2.22       3.46       0.99        1.24
----------------------------     ----       ----       ----       ----      -----       -----
Fee waiver/expense reim-
bursement                        0.00       0.24       0.00       1.73       0.00        0.01
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT            1.46       2.23       2.22       1.73       0.99        1.23
----------------------------     ----       ----       ----       ----      -----       -----

The Advisor has contractually agreed through January 31, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 2.23%, 1.73% and 1.23% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class B, Class R and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses [(including one year of capped expenses in each period for Class B, Class R and Class S)] remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                       17
PROSPECTUS February 1, 2013                          DWS Small Cap Growth Fund

YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 715     $ 626     $ 325     $ 176     $ 101     $ 125
--       -----     -----     -----     -----     -----     -----
3        1,010     1,047       694       902       315       392
--       -----     -----     -----     -----     -----     -----
5        1,327     1,494     1,190     1,650       547       680
--       -----     -----     -----     -----     -----     -----
10       2,221     2,308     2,554     3,623     1,213     1,499
--       -----     -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 715     $ 226     $ 225     $ 176     $ 101     $ 125
--       -----     -----     -----     -----     -----     -----
3        1,010       747       694       902       315       392
--       -----     -----     -----     -----     -----     -----
5        1,327     1,294     1,190     1,650       547       680
--       -----     -----     -----     -----     -----     -----
10       2,221     2,308     2,554     3,623     1,213     1,499
--       -----     -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2012: 81%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US smaller capitalization companies. For purposes of this 80% investment limitation, the small capitalization equity universe is defined as the bottom 20% of the total domestic equity market capitalization (at the time of initial investment), using a minimum market capitalization of $10 million. As of December 31, 2012, companies in which the fund typically invests have a market capitalization range of between $250 million and $3.0 billion. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities. The fund may invest up to 20% of its assets in the stocks of non-US companies and large capitalization stocks.


MANAGEMENT PROCESS. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Each portfolio manager has specific sector responsibilities, with investment discretion over securities within sectors.


Company research lies at the heart of the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks that it believes have superior growth prospects and above average near-to-intermediate term performance potential.


Portfolio management emphasizes individual selection of small and mid-sized company stocks across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources. Portfolio management also looks for estimated above-average growth in revenues and earnings and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt.


Portfolio management follows a disciplined selling process that is designed to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations or portfolio management believes there is a material change in the company's fundamentals, other investments offer better opportunities or the market capitalization of a stock is distorting the weighted average market capitalization of the fund.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater



                                       18
PROSPECTUS February 1, 2013                          DWS Small Cap Growth Fund
impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Class R does not have a full calendar year of performance available.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2003       2004       2005      2006      2007       2008       2009       2010     2011    2012
  21.68      13.29      6.89      4.73      5.63       -50.39     39.93      29.69    2.67    11.08




Best Quarter: 25.24%, Q2 2009   Worst Quarter: -32.52%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Class S and Institutional Class shares began on December 31, 2004.



                                       19
PROSPECTUS February 1, 2013                          DWS Small Cap Growth Fund

                                      CLASS          1           5         10
                                  INCEPTION       YEAR       YEARS      YEARS
                                -----------  ---------  ----------  ---------
CLASS A before tax              6/28/2002        4.69       -0.65       4.66
------------------------------  ---------       -----      ------       ----
  After tax on
  distributions()                                4.69       -0.75       4.36
  After tax on distribu-
  tions and sale of fund
  shares                                         3.05       -0.60       4.04
------------------------------  ---------       -----      ------       ----
CLASS B before tax              6/28/2002        7.19       -0.49       4.46
------------------------------  ---------       -----      ------       ----
CLASS C before tax              6/28/2002       10.26       -0.23       4.49
------------------------------  ---------       -----      ------       ----
RUSSELL 2000 (Reg. TM) GROWTH
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                       14.59       3.49        9.80
------------------------------  ---------       -----      ------       ----


                                      CLASS           1          5       SINCE
                                  INCEPTION        YEAR      YEARS   INCEPTION
                               ------------  ----------  ---------  ----------
INST CLASS before tax          12/20/2004        11.63       0.89       3.02
------------------------------ ----------        -----       ----       ----
CLASS S before tax             12/20/2004        11.36       0.79       2.93
------------------------------ ----------        -----       ----       ----
RUSSELL 2000 (Reg. TM) GROWTH
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                        14.59       3.49       5.20
------------------------------ ----------        -----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

JOSEPH AXTELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.


RAFAELINA M. LEE, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
R             None            None       None            None
-------      -----           -----      -----            ----
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares and Class R shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.

Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       20
PROSPECTUS February 1, 2013                          DWS Small Cap Growth Fund

FUND DETAILS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

--------------------------------------------------------------------------------
 DWS Capital Growth Fund



INVESTMENT OBJECTIVE


The fund seeks to provide long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500( (Reg. TM)) Index (generally 500 of the largest companies in the US) or the Russell 1000( (Reg. TM) )Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios). As of December 31, 2012, the S&P 500( (Reg. TM)) Index had a median market capitalization of $12.7 billion and the Russell 1000( (Reg. TM)) Growth Index had a median market capitalization of $6.4 billion. Although the fund can invest in companies of any size, the fund intends to invest primarily in companies whose market capitalizations fall within the normal range of these indexes. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.


MANAGEMENT PROCESS. In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to seek to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by the portfolio managers may change over time.


Portfolio management will normally sell a security when it believes the potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.


DERIVATIVES. The fund may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or its services may be rendered obsolete by new technologies. Growth stocks also typically lack the dividends associated with value stocks that might otherwise cushion investors



                                       21
PROSPECTUS February 1, 2013                                       Fund Details
from the effects of declining stock prices. In addition, growth stocks selected for investment by portfolio management may not perform as anticipated.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



                                       22
PROSPECTUS February 1, 2013                                       Fund Details

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

--------------------------------------------------------------------------------
 DWS Core Equity Fund



INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital, current income and growth of income.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times. At times, the fund's assets may be invested in securities in relatively few industries or sectors.


MANAGEMENT PROCESS. Portfolio management uses both quantitative and fundamental analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.


Portfolio management will normally sell a stock when it believes the fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on or within a given industry.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by



                                       23
PROSPECTUS February 1, 2013                                       Fund Details
stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

--------------------------------------------------------------------------------
 DWS Mid Cap Growth Fund



INVESTMENT OBJECTIVE


The fund seeks long-term capital growth.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in companies with market caps within the market capitalization range of the Russell Mid Cap Growth Index or securities with equity characteristics that provide exposure to those companies. While the market capitalization range of the Russell Mid Cap Growth Index changes throughout the year, as of the most recent reconstitution date of the index (June 22, 2012), companies in the index had a weighted average market capitalization of approximately $8.57 billion. The fund's equity investments are mainly common stocks, but may also include other types of equity securities such as preferred stocks or convertible securities. The fund may invest up to 20% of its assets in stocks and other securities of companies based outside the US.


MANAGEMENT PROCESS. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Each portfolio manager has specific sector responsibilities, with investment discretion over securities within their sectors.



                                       24
PROSPECTUS February 1, 2013                                       Fund Details

Company research lies at the heart of the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks portfolio management believes to be undervalued, but with fast-growing earnings and superior near-to-intermediate term performance potential.


Portfolio management emphasizes individual selection of stocks of medium-sized companies across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies that it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.


Portfolio management follows a disciplined selling process that is designed to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations or portfolio management believes that there is a material change in the company's fundamentals, other investments offer better opportunities or the market capitalization of a stock is distorting the weighted average market capitalization of the fund.


DERIVATIVES. The fund may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or its services may be rendered obsolete by new technologies. Growth stocks also typically lack the dividends associated with value stocks that might otherwise cushion investors from the effects of declining stock prices. In addition, growth stocks selected for investment by portfolio management may not perform as anticipated.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and



                                       25
PROSPECTUS February 1, 2013                                       Fund Details
costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

--------------------------------------------------------------------------------
 DWS Small Cap Core Fund



INVESTMENT OBJECTIVE


The fund seeks to provide long-term capital growth.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small US companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 (Reg. TM) Index (generally the 2,000 smallest companies out of the 3,000 largest companies in the US). As of December 31, 2012, the median market capitalization of the index was $508 million.


The fund intends to invest in companies whose market capitalizations fall within the normal range of the Russell 2000 (Reg. TM) Index. While the fund invests primarily in common stocks, it may invest up to 20% of its total assets in US government securities. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.


MANAGEMENT PROCESS. Portfolio management uses a quantitative stock valuation model to compare each company's stock price to the company's earnings, book value, sales and other measures of performance potential. Portfolio management also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information. Portfolio management then seeks to build a diversified portfolio of companies that are attractively rated based on its investment process.



                                       26
PROSPECTUS February 1, 2013                                       Fund Details

Portfolio management believes that by combining techniques used by fundamental value investors with extensive growth and earnings analysis it can minimize investment-style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. Portfolio management will normally sell a stock when it believes it is too highly valued, its fundamental qualities have deteriorated, when its potential risks have increased or when the company no longer qualifies as a small company.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment



                                       27
PROSPECTUS February 1, 2013                                       Fund Details
could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

--------------------------------------------------------------------------------
 DWS Small Cap Growth Fund



INVESTMENT OBJECTIVE


The fund seeks long-term capital growth.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US smaller capitalization companies. For purposes of this 80% investment limitation, the small capitalization equity universe is defined as the bottom 20% of the total domestic equity market capitalization (at the time of initial investment), using a minimum market capitalization of $10 million. As of December 31, 2012, companies in which the fund typically invests have a market capitalization range of between $250 million and $3.0 billion. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities. The fund may invest up to 20% of its assets in the stocks of non-US companies and large capitalization stocks.


MANAGEMENT PROCESS. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Each portfolio manager has specific sector responsibilities, with investment discretion over securities within sectors.


Company research lies at the heart of the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks that it believes have superior growth prospects and above average near-to-intermediate term performance potential.


Portfolio management emphasizes individual selection of small and mid-sized company stocks across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources. Portfolio management also looks for estimated above-average growth in revenues and earnings and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt.


Portfolio management follows a disciplined selling process that is designed to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations or portfolio management believes there is a material change in the company's fundamentals, other investments offer better opportunities or the market capitalization of a stock is distorting the weighted average market capitalization of the fund.


DERIVATIVES. The fund may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the



                                       28
PROSPECTUS February 1, 2013                                       Fund Details
financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or its services may be rendered obsolete by new technologies. Growth stocks also typically lack the dividends associated with value stocks that might otherwise cushion investors from the effects of declining stock prices. In addition, growth stocks selected for investment by portfolio management may not perform as anticipated.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally



                                       29
PROSPECTUS February 1, 2013                                       Fund Details
liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.



OTHER POLICIES AND RISKS


While the previous pages describe the main points of each fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, each fund's Board could change a fund's investment objective without seeking shareholder approval. A fund's Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy of DWS Core Equity Fund, DWS Mid Cap Growth Fund, DWS Small Cap Core Fund or DWS Small Cap Growth Fund as described herein.

o When in the Advisor's opinion it is advisable to adopt a temporary defensive position because of unusual and adverse or other market conditions, up to 100% of each fund's assets may be held in cash or invested in money market securities or other short-term investments. Short-term investments consist of (1) foreign and domestic obligations of sovereign governments and their agencies and instrumentalities, authorities and political subdivisions; (2) other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. Short-term investments may also include shares of money market mutual funds. To the extent a fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.

o Each fund may trade actively. This could raise transaction costs (thus lowering return) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.


o Certain DWS funds-of-funds for DWS Core Equity Fund, and certain non-affiliated funds-of-funds, are permitted to invest in each fund. As a result, a fund may have large inflows or outflows of cash from time to time. This could have adverse effects on a fund's performance if a fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund's transaction costs.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each fund.


If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that a fund will achieve its investment objective.


A complete list of each fund's portfolio holdings as of the month-end is posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten equity holdings and other fund information is posted on www.dws-investments.com as of the calendar quarter-end on or after the 10th calendar day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.



WHO MANAGES AND OVERSEES THE FUNDS


THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for each fund. Under the oversight of the Board, the Advisor, or the subadvisor makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. The Advisor and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.



                                       30
PROSPECTUS February 1, 2013                                       Fund Details

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG. DWS Investments is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.


The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices located outside the US. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.


MANAGEMENT FEE. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.



FUND NAME                    FEE PAID
--------------------------  ---------
DWS Capital Growth Fund      0.46%
--------------------------   ----
DWS Core Equity Fund         0.36%
--------------------------   ----
DWS Mid Cap Growth Fund      0.65%
--------------------------   ----
DWS Small Cap Core Fund     0.665%
--------------------------  -----
DWS Small Cap Growth Fund    0.65%
--------------------------- -----

The following waivers are currently in effect:


For DWS Capital Growth Fund, the Advisor has contractually agreed through September 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.20%, 1.95%, 1.95%, 1.45%, 0.95% and 0.95% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C, Class R, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


For DWS Core Equity Fund, the Advisor has contractually agreed through January 31, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.63% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class R. The agreement may only be terminated with the consent of the fund's Board. In addition, through February 26, 2013, the Advisor has contractually agreed to waive a portion of its fees for Institutional Class of DWS Core Equity Fund in the amount of 0.01% of the Institutional Class' daily net assets.


For DWS Mid Cap Growth Fund, the Advisor has contractually agreed through September 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.35%, 2.10% 2.10%, 1.10% and 1.10%; and for the period from October 1, 2013 through January 31, 2014, at ratios no higher than 1.38%, 2.13%, 2.13%, 1.13% and 1.13%
(in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Classes A, B, C, Institutional and S, respectively. These agreements may only be terminated with the consent of the fund's Board.


For DWS Small Cap Growth Fund, the Advisor has contractually agreed through January 31, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 1.48%, 2.23%, 2.23%, 1.73%, 1.23% and 1.23% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C, Class R, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


A discussion regarding the basis for the Board's approval of each fund's investment management agreement and, as applicable, subadvisory agreement, is contained in the most recent shareholder report for the annual period ended September 30 for DWS Capital Growth Fund, DWS Core Equity Fund, DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between each fund and the Advisor, each fund pays the Advisor a fee of 0.10% for providing most of each fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to a fund and to recommend the hiring, termination and replacement of subadvisors. Each fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of a fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of a fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly owned subsidiaries of the Advisor or Deutsche Bank AG ("wholly owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of a fund's Board, has the discretion to terminate any



                                       31
PROSPECTUS February 1, 2013                                       Fund Details
subadvisor and allocate and reallocate a fund's assets among any other nonaffiliated subadvisors or wholly owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly owned subadvisor). Each fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring of a new subadvisor pursuant to the multi-manager structure, each fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of DWS Capital Growth Fund, DWS Core Equity Fund, DWS Mid Cap Growth Fund and DWS Small Cap Core Fund have approved the multi-manager structure described in this paragraph. The shareholders of DWS Small Cap Growth Fund have approved the multi-manager structure with respect to nonaffiliated subadvisors. Until shareholders of DWS Small Cap Growth Fund have approved the multi-manager structure with respect to wholly-owned subadvisors, the fund may not appoint wholly-owned subadvisors in the manner described in the paragraph.

SUBADVISOR FOR DWS CORE EQUITY FUND AND DWS SMALL CAP CORE FUND


The subadvisor for each fund is QS Investors, LLC located at 880 Third Avenue, New York, NY 10022. Founded in 2010, QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management and quantitative analysis. Under the oversight of DIMA and the Board, QS Investors makes the investment decisions and buys and sells securities for each fund. DIMA pays a fee to QS Investors pursuant to an investment subadvisory agreement between DIMA and QS Investors.



MANAGEMENT


DWS CAPITAL GROWTH FUND

OWEN FITZPATRICK, CFA, MANAGING DIRECTOR. Lead Manager of the fund. Joined the fund in 2009.

o  Joined Deutsche Asset & Wealth Management in 2009.

o Prior to joining Deutsche Asset & Wealth Management, Managing Director of Deutsche Bank Private Wealth Management, head of U.S. Equity Strategy, manager of the U.S. large cap core, value and growth portfolios, member of the U.S. Investment Committee and head of the Equity Strategy Group.

o Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously served as a portfolio manager at Manufacturer's Hanover Trust Company.

o  BA and MBA, Fordham University.


THOMAS M. HYNES, JR., CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.

o Joined Deutsche Asset & Wealth Management in 1995, served in DB Private Wealth Management from 1995-2004; served as US equity portfolio manager at Citigroup Asset Management from 2004-2007; rejoined Deutsche Asset Management in 2007.

o  Portfolio manager for US Large Cap Equity: New York.

o  BS, Fordham University.

BRENDAN O'NEILL, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.

o  Joined Deutsche Asset & Wealth Management in 2000.

o Equity Research Analyst covering the financial services sector from 2001-2009.

o  Previously served as a member of the Large Cap Core Equity team.

o  BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.


DWS CORE EQUITY FUND

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.

o Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

o  BS, The Wharton School, University of Pennsylvania.

RUSSELL SHTERN, CFA, HEAD OF EQUITY PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2010.

o Joined QS Investors in 2010 after 11 years of experience as a portfolio manager and trader's assistant with Deutsche Asset Management.

o  BBA, Pace University.


DWS MID CAP GROWTH FUND

JOSEPH AXTELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.

o  Joined Deutsche Asset & Wealth Management in 2001.

o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).

o  Director, International Research at PCM International (1989-1996).

o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).

o  Analyst at Prudential-Bache Capital Funding in London (1987-1988).

o Equity analyst in the health care sector at Prudential Equity Management Associates (1985-1987).

o  BS, Carlson School of Management, University of Minnesota.

RAFAELINA M. LEE, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.

o  Joined Deutsche Asset & Wealth Management in 1999.


                                       32
PROSPECTUS February 1, 2013                                       Fund Details

o  Portfolio manager for US Small and Mid Cap Equity: New York.

o Over 20 years of investment industry experience in US portfolio strategy, Latin America market strategy and US equity research at JP Morgan Securities, UBS Securities and Goldman Sachs & Co.

o  BA, Columbia University; MBA, Stern School of Business, New York University.



DWS SMALL CAP CORE FUND

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2008.

o Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

o  BS, The Wharton School, University of Pennsylvania.

RUSSELL SHTERN, CFA, HEAD OF EQUITY PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2010.

o Joined QS Investors in 2010 after 11 years of experience as a portfolio manager and trader's assistant with Deutsche Asset Management.

o  BBA, Pace University.


DWS SMALL CAP GROWTH FUND

JOSEPH AXTELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.

o  Joined Deutsche Asset & Wealth Management in 2001.

o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).

o  Director, International Research at PCM International (1989-1996).

o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).

o  Analyst at Prudential-Bache Capital Funding in London (1987-1988).

o Equity analyst in the health care sector at Prudential Equity Management Associates (1985-1987).

o  BS, Carlson School of Management, University of Minnesota.

RAFAELINA M. LEE, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.

o  Joined Deutsche Asset & Wealth Management in 1999.

o  Portfolio manager for US Small and Mid Cap Equity: New York.

o Over 20 years of investment industry experience in US portfolio strategy, Latin America market strategy and US equity research at JP Morgan Securities, UBS Securities and Goldman Sachs & Co.

o  BA, Columbia University; MBA, Stern School of Business, New York University.



Each fund's Statement of Additional Information provides additional information about a portfolio manager's investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.


                                       33
PROSPECTUS February 1, 2013                                       Fund Details

INVESTING IN THE FUNDS

This prospectus offers the share classes noted on the front cover. Each class has its own fees and expenses, offering you a choice of cost structures:

o CLASS A, B AND C SHARES are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

o CLASS R AND S SHARES AND INSTITUTIONAL CLASS SHARES are only available to particular investors or through certain programs, as described below.

The following pages tell you how to invest in a fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.


If you're investing directly with DWS Investments, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.



CHOOSING A SHARE CLASS


Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you.


We describe each share class in detail on the following pages. But first, you may want to look at the following table, which gives you a brief description and comparison of the main features of each class. You should consult with your financial advisor to determine which class of shares is appropriate for you.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions.



 CLASSES AND FEATURES                 POINTS TO HELP YOU COMPARE
 CLASS A
 o Sales charge of up to 5.75%     o Some investors may be able to
   charged when you buy shares       reduce or eliminate their sales
                                     charge; see "Class A shares"
 o In most cases, no charge when
   you sell shares                 o Total annual expenses are
                                     lower than those for Class B or
 o Up to 0.25% annual share-         Class C
   holder servicing fee
                                     o Distributions are generally
                                     higher than Class B or Class C
 CLASS B
 o No sales charge when you buy    o The deferred sales charge rate
   shares                            falls to zero after six years
 o Closed to new investment        o Shares automatically convert to
                                     Class A after six years, which
 o Deferred sales charge declining   means lower annual expenses
   from 4.00%, charged when you      going forward
   sell shares you bought within
   the last six years              o Distributions are generally
                                     lower than Class A
 o 0.75% annual distribution fee
   and up to 0.25% annual share-
   holder servicing fee
 CLASS C
 o No sales charge when you buy    o The first year deferred sales
   shares                            charge rate is lower for Class C
                                     than Class B, but your shares
 o Deferred sales charge of          never automatically convert to
   1.00%, charged when you sell      Class A, so annual expenses
   shares you bought within the      remain higher than Class A
   last year
                                   o Distributions are generally
 o 0.75% annual distribution fee    lower than Class A
   and up to 0.25% annual share-
   holder servicing fee            o Maximum investment applies
 CLASS R
 o No sales charge when you buy    o Only available to participants in
   shares                            certain retirement plans
 o 0.25% annual distribution fee   o Distributions are generally
   and up to 0.25% annual share-     higher than Class B and Class C
   holder servicing fee              but lower than Class A, Class S
                                     or Institutional Class
 INSTITUTIONAL CLASS
 o No sales charge when you buy    o Only available to certain institu-
   shares and no deferred sales      tional investors; typically
   charge when you sell shares       $1,000,000 minimum initial
                                     investment
                                   o Distributions are generally
                                     higher than Class A, B, C and R,
                                     and may be higher than Class
                                     S, depending on relative
                                     expenses
 CLASS S
 o No sales charge when you buy    o Limited availability, see "Eligi-
   shares and no deferred sales      bility Requirements" under
   charge when you sell shares       "Class S Shares"



                                       34
PROSPECTUS February 1, 2013                             Investing in the Funds

CLASS A SHARES


Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.


Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year. Because the shareholder servicing fee is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.



Class A shares have an up-front sales charge that varies with the amount you invest:



                               FRONT-END SALES       FRONT-END SALES
                                   CHARGE AS %   CHARGE AS % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2)     NET INVESTMENT(2)
--------------------  ------------------------  --------------------
Under $50,000         5.75%                     6.10%
--------------------  -----                     -----
$  50,000-$99,999     4.50                      4.71
-----------------     -----                     -----
$100,000-$249,999     3.50                      3.63
-----------------     -----                     -----
$250,000-$499,999     2.60                      2.67
-----------------     -----                     -----
$500,000-$999,999     2.00                      2.04
-----------------     -----                     -----
$1 million or more                 see below              see below
--------------------  ------------------------  --------------------

(1) The "offering price", the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
(2) Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.

YOU MAY BE ABLE TO LOWER YOUR CLASS A SALES CHARGE IF:

o you indicate your intent in writing to invest at least $50,000 in Class A shares (including Class A shares in other retail DWS funds) over the next 24 months (Letter of Intent)

o the amount of Class A shares you already own (including Class A shares in other retail DWS funds) plus the amount you're investing now in Class A shares is at least $50,000 (Cumulative Discount)

o you are investing a total of $50,000 or more in Class A shares of several retail DWS funds on the same day (Combined Purchases)

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.


For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the DWS family of funds. This includes, for example, investments held in a retirement account, an employee benefit plan or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.


To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.


For more information about sales charge discounts, please visit www.dws-investments.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase or Redemption of Shares" in each fund's Statement of Additional Information.


IN CERTAIN CIRCUMSTANCES, YOU MAY BE ABLE TO BUY CLASS A SHARES WITHOUT A SALES CHARGE. For example, the sales charge will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in Class A shares. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of Deutsche Asset & Wealth Management or the DWS funds) and with respect to certain types of investment programs (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services or a no-load network, platform or self-directed brokerage account offered by a financial service firm that has entered into an agreement with DWS Investments Distributors, Inc. ("DIDI") that may or may not charge you a transaction fee).


Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in each fund's Statement of Additional Information.


There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charge for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


IF YOU'RE INVESTING $1 MILLION OR MORE, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge (Large Order NAV Purchase Privilege). However, you may be charged a contingent deferred sales charge (CDSC) on any shares you sell.


FOR EACH FUND, investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a CDSC of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.



                                       35
PROSPECTUS February 1, 2013                             Investing in the Funds

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


CLASS B SHARES

Class B shares of each fund are closed to new purchases, except that Class B shares may continue to be purchased in connection with an exchange or the reinvestment of dividends or other distributions (including the investment of dividends and distributions from Class B shares of another fund).


With Class B shares, you pay no up-front sales charge to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. However, unlike Class A shares, your entire investment goes to work immediately. After six years, Class B shares automatically convert on a tax-free basis to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on.


Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:



YEAR AFTER YOU BOUGHT SHARES          CDSC ON SHARES YOU SELL
-----------------------------  ------------------------------
First year                     4.00%
------------------------------ -----
Second or third year           3.00
------------------------------ -----
Fourth or fifth year           2.00
------------------------------ -----
Sixth year                     1.00
------------------------------ -----
Seventh year and later         None (automatic conversion to
------------------------------                      Class A)
                               ------------------------------

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charge, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


Except as noted above, no new purchases of Class B shares are allowed, whether by new investors or existing shareholders, including purchases under an automatic investment plan.


The closing of the Class B shares does not affect: (a) the right of shareholders of Class B shares to continue to sell (redeem) their shares as provided in this prospectus, subject to any applicable CDSC; or (b) the automatic conversion of Class B shares to Class A shares six years after purchase. Class B shares currently held will continue as Class B shares with all Class B attributes, including Rule 12b-1 fees, until sold or until their automatic conversion to Class A shares.


Purchases by shareholders under Class B shares automatic investment plans ("AIPs") established on or prior to December 1, 2009 are automatically continuing with Class A shares. Such shareholders are permitted to purchase Class A shares at net asset value, without a sales charge, whether as part of their AIP or otherwise. The foregoing applies only to purchases under (i) AIPs established directly with DWS Investments ("DWS AIPs") and, (ii) provided they have been identified as an AIP by DWS Investments, AIPs sponsored by others, such as government direct deposit, employer sponsored payroll direct deposit and auto-debit programs established with the shareholder's bank or credit union ("non-DWS AIP"). Shareholders with a non-DWS AIP established prior to December 1, 2009 are responsible for contacting DWS Investments (see phone number on the back cover) to ensure that their account has been identified as an AIP in order to benefit from this privilege and to avoid having their purchase orders rejected.


Additionally, certain employer-sponsored employee benefit plans (known as "DWS Investments Flex Plans") using the ExpertPlan subaccount record keeping system maintained for DWS Investments-branded plans that were previously purchasing Class B shares instead are purchasing Class A shares at net asset value, without a sales charge.


CLASS C SHARES

Class C shares may appeal to investors who aren't certain of their investment time horizon.


With Class C shares, you pay no up-front sales charge to a fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).


Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.


Class C shares have a CDSC, but only on shares you sell within one year of buying them:



YEAR AFTER YOU BOUGHT SHARES    CDSC ON SHARES YOU SELL
-----------------------------  ------------------------
First year                     1.00%
------------------------------ ----
Second year and later                             None
------------------------------                    ----

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.



                                       36
PROSPECTUS February 1, 2013                             Investing in the Funds

While Class C shares do not have an up-front sales charge, their higher annual expenses mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.


Orders to purchase Class C shares in excess of $500,000 will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


CLASS R SHARES

Class R shares have no initial sales charge or deferred sales charge. Class R shares have a 12b-1 plan, under which a distribution fee of 0.25% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


ELIGIBILITY REQUIREMENTS. You may buy Class R shares if you are a participant in certain retirement plan platforms that offer Class R shares of the fund through a plan level or omnibus account, including:

o  Section 401(a) and 457 plans

o  Certain section 403(b)(7) plans

o  401(k), profit sharing, money purchase pension and defined benefit plans

o  Non-qualified deferred compensation plans

o  Individual Retirement Accounts (IRAs)


INSTITUTIONAL CLASS SHARES

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to place and pay for your order.


ELIGIBILITY REQUIREMENTS. You may buy Institutional Class shares if you are any of the following (subject to the applicable investment minimum):

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o  An employee benefit plan.

o A plan administered as a college savings plan under Section 529 of the Internal Revenue Code.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o  A client of the private banking division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds.



o An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares in the funds.

INVESTMENT MINIMUM


The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc., DWS funds or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

o  Clients of the private banking division of Deutsche Bank AG.

o Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS funds.

o An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.

o Registered investment advisors who trade through platforms approved by the Advisor and whose client assets in the aggregate meet or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o Employee benefit plan platforms approved by the Advisor that invest in a fund through an omnibus account that meets or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

o DWS Capital Growth Fund shareholders with existing Institutional Class accounts prior to July 23, 2007 who purchased shares through certain broker-dealers authorized to sell fund shares.

Each fund reserves the right to modify the above eligibility requirements and investment minimum requirements at any time. In addition, each fund, in its discretion, may waive the minimum initial investment for specific employee benefit plans (or family of plans) whose aggregate investment in Institutional Class shares of a fund equals or exceeds the minimum initial investment amount but where a particular plan or program may not on its own meet such minimum amount.


CLASS S SHARES

Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with each fund's distributor,



                                       37
PROSPECTUS February 1, 2013                             Investing in the Funds
through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.

ELIGIBILITY REQUIREMENTS. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below. The following investors may purchase Class S shares of DWS funds either (i) directly from DWS Investments Distributors, Inc. ("DIDI"), each fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS funds as of December 31, 2004:

o Existing shareholders of Class S shares of any DWS fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any DWS fund. (This provision applies to persons who in the future become Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class S shares through the fee based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

o A person who certifies that they are a participant in a "DWS retirement plan" may purchase Class S shares apart from the participant's plan. For this purpose, a DWS retirement plan is defined as an employer sponsored employee benefit plan made available through ADP, Inc. and/or its affiliates, or ExpertPlan, Inc. under an alliance between one of these two firms and DWS Investments or its affiliates.

o A person who certifies that they are a participant who owns Class S shares of any DWS fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant's plan.

o Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a DWS Investments IRA made through a rollover facilitator having a relationship with DWS Investments.

o Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DIDI and to DWS Target Date
     Series or other funds-of-funds managed by the Advisor or its affiliates.

o A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a DWS Investments IRA.

o Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class S shares.


The following additional investors may purchase Class S shares of DWS funds in connection with certain programs or plans.

o Broker-dealers, banks and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee based program.

o Any group retirement, employee stock, bonus, pension or profit-sharing plans.

o Plans administered as college savings plans under Section 529 of the Internal Revenue Code.

o Persons who purchase shares through a Health Savings Account or a Voluntary Employees' Benefit Association ("VEBA") Trust.

DIDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.



BUYING, EXCHANGING AND SELLING SHARES


The following information applies to Class A, B, C, Institutional and S shares. For Class R shares, please see "How to Buy, Sell and Exchange Class R Shares" or consult your retirement plan administrator.


TO CONTACT DWS INVESTMENTS


BY PHONE

(800) 728-3337


BY MAIL


TYPE               ADDRESS
-----------------  ------------------------------------------------
EXPEDITED MAIL
  All Requests     DWS Investments
----------------- Attn: (see department names under Regular Mail)
                   210 West 10th Street
                   Kansas City, MO 64105-1614
                   ------------------------------------------------
REGULAR MAIL
  New Accounts     DWS Investments
                   Attn: New Applications
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       DWS Investments
  Investments      Attn: Purchases
                   P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    DWS Investments
  Redemptions      Attn: Transaction Processing
                   P.O. Box 219557
                   Kansas City, MO 64121-9557


HOW TO BUY SHARES


Please note that your account cannot be opened until we receive a completed account application.



                                       38
PROSPECTUS February 1, 2013                             Investing in the Funds

MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL

To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS Investments" for the required initial minimum investment for the share class you have selected.


Once your account is established, to make additional investments, send a check made payable to "DWS Investments" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.


BY AUTOMATIC INVESTMENT PLAN (NOT AVAILABLE FOR INSTITUTIONAL CLASS SHARES)


If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after DWS Investments has received the request. Each fund may immediately terminate a shareholder's Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.


OTHER WAYS TO BUY SHARES

The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions and any required paperwork.


BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call DWS Investments and use our automated system to place your QuickBuy purchase using the Automated Clearing House system (ACH), or choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.


ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the website if you have previously registered. Follow the instructions on the website to request a purchase with money from the bank account you have established on your DWS account(s).


BY WIRE (FOR ADDITIONAL INSTITUTIONAL CLASS INVESTMENTS ONLY). You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day following your purchase. If your wire is not received by 4:00 p.m. Eastern time on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.


WIRE DETAILS


Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        DWS Investments
---------------- --------------------------------
DDA Number       9903-5552
---------------- ---------
FBO              (Account name) (Account number)
---------------- -------------------------------
Credit           (Fund name, Fund number and, if
---------------- applicable, class name)
                 --------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.



                                       39
PROSPECTUS February 1, 2013                             Investing in the Funds

HOW TO EXCHANGE SHARES


REQUIREMENTS AND LIMITS


CLASS   EXCHANGING INTO ANOTHER FUND ($)
------- -----------------------------------------------
A B C   1,000 minimum into new non-IRA accounts per
------- fund
        500 minimum into new IRA accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------
INST    1,000,000 minimum into new accounts per fund
------- 50 minimum into all existing accounts per fund
        -----------------------------------------------
S       2,500 minimum into new non-IRA accounts per
------- fund
        1,000 minimum into new IRA and UTMA/UGMA
        accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------

Exchanges are allowed between like share classes only.

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE

Call DWS Investments and use our automated system to place your exchange, or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish an Automatic Exchange Plan of a minimum of $50 to another DWS fund on a regular basis. A representative can assist you with establishing this privilege.


ON THE INTERNET

Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the website if you have previously registered. Follow the instructions on the website to request an exchange to another DWS fund.


BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.


HOW TO SELL SHARES


REQUIREMENTS AND LIMITS


        SELLING SHARES ($)
        --------------------------------------------
A B C   Check redemption:
------- Up to 100,000. More than 100,000 see
        "Signature Guarantee"
        QuickSell to your bank: Minimum 50, maximum
        250,000
        Wire redemption to your bank: Minimum 1,000
        --------------------------------------------
INST    Same as Classes A, B and C
------- --------------------------------------------
S       Same as Classes A, B and C
------- --------------------------------------------

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE

Call DWS Investments and use our automated system or choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account.


OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions and any required paperwork to add them to an existing account. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


BY PHONE USING QUICKSELL. Call DWS Investments and use our automated system to request a QuickSell redemption or choose to be transferred to a customer service representative (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system (ACH) to your bank. Transactions generally take two to three days to be completed. For accounts with $5,000 or more, you may also establish an Automatic Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.


ON THE INTERNET. Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the website if you have previously registered. Follow the instructions on the website to request a redemption from your account using the desired method from your available options.


BY MAIL OR EXPEDITED MAIL. Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you



                                       40
PROSPECTUS February 1, 2013                             Investing in the Funds
wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address.

Some redemptions can only be ordered in writing with a Medallion Signature Guarantee. For more information, please contact DWS Investments (see phone number on the back cover).


BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, call DWS Investments and either use the automated system or speak with a customer service representative to request your redemption. After you inform us of the amount of your redemption, you will receive a trade confirmation number. We must receive your order by 4:00 p.m. Eastern time to wire to your account the next business day.



HOW TO BUY, SELL AND EXCHANGE CLASS R SHARES


If your plan sponsor has selected Class R shares as an investment option, you may buy Class R shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("shareholder servicing agent"). Contact them for details on how to enter and pay for your order. Shareholder servicing agents include brokers, financial representatives or any other bank, dealer or other institution that have a sub-shareholder servicing agreement with the funds.


Shareholder servicing agents may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting. In addition, the Advisor or administrator may provide compensation to shareholder servicing agents for distribution, administrative and promotional services.


There is no minimum investment with respect to Class R shares.


Instructions for buying and selling shares must generally be submitted by a retirement plan administrator, not by plan participants for whose benefit the shares are held. Please contact your shareholder servicing agent for more information on how to open a fund account.


IRA ROLLOVERS. You may complete a direct rollover from a retirement plan offering Class R shares to a DWS IRA account by reinvesting up to the full amount of your distribution in Class A shares of any DWS fund at net asset value. Subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in a retirement plan and transfer all of your Class R shares, you will lose the privilege of purchasing Class R shares in the future. Rollovers to a DWS Class R share IRA are not permitted.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any record keeping/sub-transfer agency/networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing a fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors



                                       41
PROSPECTUS February 1, 2013                             Investing in the Funds
and DWS fund shares to financial advisors in amounts that generally range from 0.01% up to 0.26% of assets of each fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of each fund attributable to the financial advisor, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or ExpertPlan Inc. on the DWS Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor may charge fees separate from those charged by a fund and may be compensated by a fund.



POLICIES ABOUT TRANSACTIONS


EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, more information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.


We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.


Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.


With certain limited exceptions, only US residents may invest in each fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.



                                       42
PROSPECTUS February 1, 2013                             Investing in the Funds

SUB-MINIMUM BALANCES FOR CLASS A, B AND C. Each fund may close your account and send you the proceeds if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


SUB-MINIMUM BALANCES FOR INSTITUTIONAL CLASS. Each fund may redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 for any reason.


SUB-MINIMUM BALANCES FOR CLASS S. Each fund may close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


ACCOUNT MAINTENANCE FEE FOR CLASSES A, B, C AND S. Each fund charges a $20 account maintenance fee for each account that has a balance below $10,000. Except as otherwise noted below, accounts are not aggregated by share class or fund. The assessment will occur once per calendar year. The fee will be assessed on each account that falls below the minimum for any reason, including due to market value fluctuations, redemptions or exchanges.


If you elect to receive electronic delivery of all materials, including statements, tax forms, prospectuses, annual and semi-annual reports, and other materials for all your accounts, the account maintenance fee for balances below $10,000 will not be charged, so long as that election remains in effect. You may elect to receive electronic delivery of DWS fund materials by registering on www.dws-investments.com or by calling the telephone number on the back cover.


The account maintenance fee will also not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; and (v) accounts held by shareholders who maintain $100,000 or more in aggregate assets in DWS fund shares.


MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage"). Each fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.


Pursuant to its policies, DWS Small Cap Core Fund and DWS Small Cap Growth Fund will impose a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees"). Each fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to a fund. Each fund, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares. Each fund may take other trading activity into account if a fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.


Shareholders are limited to four roundtrip transactions in the same DWS fund (excluding money market funds) over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same DWS fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that DWS fund. Each fund has sole discretion whether to remove a block from a shareholder's account (e.g., such as when the Advisor has determined that the transactions were not abusive or harmful to the fund). The rights of a shareholder to redeem shares of a DWS fund are not affected by the four roundtrip transaction limitation, but all



                                       43
PROSPECTUS February 1, 2013                             Investing in the Funds
redemptions remain subject to DWS Small Cap Core Fund's and DWS Small Cap Growth Fund's redemption fee policy (see "Redemption fees" described below).

Each fund may make exceptions to the roundtrip transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to a fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by a fund or administrator and transactions by certain qualified funds-of-funds.


In certain circumstances where shareholders hold shares of a fund through a financial intermediary, a fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of a fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the DWS funds' policy, may permit certain transactions not permitted by the DWS funds' policies, or prohibit transactions not subject to the DWS funds' policies.


The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of a fund that provide a substantially similar level of protection for each fund against such transactions. For example, certain financial intermediaries may have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.


In addition, if a fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How each fund calculates share price.")


There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.


Each fund's market timing policies and procedures may be modified or terminated at any time.


REDEMPTION FEES. DWS Small Cap Core Fund and DWS Small Cap Growth Fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.


The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's. Subject to approval by the Advisor or each fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the funds' policies) and remit the fees to the funds.


The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iii) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA;
(iv) transactions on behalf of a shareholder in a plan administered as a college savings plan under Section 529 of the Internal Revenue Code; (v) transactions on behalf of any mutual fund advised by the Advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio;



                                       44
PROSPECTUS February 1, 2013                             Investing in the Funds

(vi) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vii) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (viii) transactions involving hardship of any registered shareholder; (ix) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (x) transactions involving shares purchased through the reinvestment of dividends or other distributions; (xi) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (the redemption fee period will carry over to the acquired shares); (xii) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); or (xiii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by a fund or its agents in their sole discretion). It is the policy of the DWS funds to permit approved fund platform providers to execute transactions in shares of the funds without the imposition of a redemption fee if such providers have implemented alternative measures that are determined by the Advisor to provide controls on short-term and excessive trading that are comparable to the DWS funds' policies.

THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling DWS Investments at the phone number on the back cover. You can use our automated phone service to get information on DWS funds generally and on accounts held directly at DWS Investments. You can also use this service to request share transactions.


TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


EACH FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.


EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. Each fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should normally be payable to DWS Investments and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees each fund or its agents have incurred.


SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS Investments (see phone number on the back cover) or contact your financial advisor for more information.


WHEN YOU SELL SHARES THAT HAVE A CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another. When you sell shares of the fund that you exchanged into, however, a CDSC may be imposed which may differ from the schedule for the fund you exchanged out of. Your shares will retain their original cost and purchase date.



                                       45
PROSPECTUS February 1, 2013                             Investing in the Funds

There are certain cases in which you may be exempt from a CDSC. These include:

o The death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist

o Withdrawals made through an automatic withdrawal plan up to a maximum of 12% per year of the net asset value of the account

o  Withdrawals related to certain retirement or benefit plans

o Redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


IF YOU SELL SHARES IN A DWS FUND FOR WHICH YOU PAID A SALES CHARGE AND THEN DECIDE TO INVEST WITH DWS INVESTMENTS AGAIN WITHIN SIX MONTHS, you may be able to take advantage of the "reinstatement feature." With this feature, except for Class B shares, you can put your money back into the same class of a DWS fund at its current net asset value and, for purposes of a sales charge, it will be treated as if it had never left DWS Investments. You'll be reimbursed (in the form of fund shares by the Distributor) for any CDSC you paid when you sold shares in a DWS fund. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date.


Investors who sold Class B shares may buy Class A shares (if available) with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.


CLASS A TO CLASS S IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who have invested in Class A shares through a comprehensive or "wrap" fee program, or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser, may become eligible to invest in Class S shares. Subject to the discretion of the Distributor, such shareholders may exchange their Class A shares for Class S shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchanges. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for Class S shares of the same fund.


CLASS C TO CLASS A, CLASS S OR INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who either (i) have invested in Class C shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares, Class S shares or Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Class A shares, Class S shares or Institutional Class shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares, Class S shares or Institutional Class shares of the same fund.


MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system. Each fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by



                                       46
PROSPECTUS February 1, 2013                             Investing in the Funds
wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by each fund, please see "Other rights we reserve."


HOW EACH FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, each share class uses the following equation:



        TOTAL          TOTAL                  TOTAL NUMBER OF
               -                       /                        =    NAV
  (                               )
       ASSETS       LIABILITIES             SHARES OUTSTANDING

The price at which you buy shares is based on the NAV per share calculated after the order is received and accepted by the transfer agent, although for Class A shares it will be adjusted to allow for any applicable sales charge (see "Choosing a Share Class"). The price at which you sell shares is also based on the NAV per share calculated after the order is received and accepted by the transfer agent, although a CDSC may be taken out of the proceeds (see "Choosing a Share Class").


DWS SMALL CAP CORE FUND AND DWS SMALL CAP GROWTH FUND CHARGES A REDEMPTION FEE EQUAL TO 2% of the value of shares redeemed or exchanged within 15 days of purchase. Please see "Policies about transactions - Redemption fees" for further information.


WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")


TO THE EXTENT THAT A FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when a fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)



OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interests or when a fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges, CDSC or redemption fees); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust a fund's investment minimums at any time)



UNDERSTANDING DISTRIBUTIONS AND TAXES


Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from investments it holds and by selling investments for



                                       47
PROSPECTUS February 1, 2013                             Investing in the Funds
more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) Each fund may not always pay a dividend or other distribution for a given period.

DWS Core Equity Fund intends to pay dividends and distributions of investment income to its shareholders in March, June, September and December; long-term and short-term capital gains are normally paid in December. DWS Capital Growth Fund, DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund each intends to pay dividends and distributions of both investment income and long-term and short-term capital gains to its shareholders annually in December. A fund may distribute at other times as needed.


Dividends or distributions declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, if such dividends or distributions are actually paid in January of the following year.


For federal income tax purposes, income and capital gains distributions are generally taxable to shareholders. However, dividends and distributions received by retirement plans qualifying for tax exemption under federal income tax laws generally will not be taxable.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE FEDERAL INCOME TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale. In addition, if shares are redeemed to pay any account fees (e.g., account maintenance fee), you may also incur a tax liability.


THE FEDERAL INCOME TAX STATUS of a fund's earnings you receive and your own fund transactions generally depends on their type:



 GENERALLY TAXED AT LONG-TERM        GENERALLY TAXED AT ORDINARY
CAPITAL GAIN RATES:                 INCOME RATES:
 DISTRIBUTIONS FROM A FUND
 o gains from the sale of securi- o gains from the sale of securi-
   ties held (or treated as held)   ties held by a fund for one
   by a fund for more than one      year or less
   year                           o all other taxable income
 o qualified dividend income
 TRANSACTIONS INVOLVING FUND
 SHARES
 o gains from selling fund        o gains from selling fund
   shares held for more than        shares held for one year or
   one year                         less


ANY DIRECT INVESTMENTS IN FOREIGN SECURITIES BY A FUND MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, a fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively affected.


Investments in certain debt obligations or other securities may cause a fund to recognize income in excess of the cash generated by them. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


Distributions to individuals and other noncorporate shareholders of investment income reported by a fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable long-term capital gain rates. Qualified dividend income generally includes dividends received by a fund from domestic and some foreign corporations. It does not include income from investments in debt securities or, generally, from real estate investment trusts. In addition, a fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund's shares for the lower tax rates to apply.


YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.


Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts whose income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends, including any capital gain dividends paid by a fund, and net capital gains recognized on the



                                       48
PROSPECTUS February 1, 2013                             Investing in the Funds
sale, redemption or exchange of shares of a fund. Net investment income does not include dividends properly designated by the fund as exempt interest dividends.

IF YOU INVEST RIGHT BEFORE A FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a dividend, which may be taxable to you. You can avoid this by investing after a fund pays a dividend. In tax-advantaged retirement accounts you generally do not need to worry about this.


If a fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a tax-free return of capital to the extent of your basis in your shares and thereafter as a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when you sell your shares.


CORPORATIONS are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from a fund, provided certain holding period and other requirements are met.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       49
PROSPECTUS February 1, 2013                             Investing in the Funds

FINANCIAL HIGHLIGHTS

The financial highlights are designed to help you understand recent financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for DWS Capital Growth Fund, DWS Core Equity Fund, DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, independent registered public accounting firm, whose reports, along with each fund's financial statements, is included in each fund's annual report (see "Shareholder reports" on the back cover).


DWS CAPITAL GROWTH FUND - CLASS A



                                                                            YEARS ENDED SEPTEMBER 30,
                                                     2012          2011             2010             2009              2008
                                                 ----------- ---------------- ---------------- ---------------- -----------------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------            -
NET ASSET VALUE, BEGINNING OF PERIOD              $  46.90      $  48.32         $  44.01         $  48.01         $   56.59
------------------------------------------------  --------      --------         --------         --------         ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                      .20           .15 (d)          .05              .20               .12
------------------------------------------------  --------      --------         --------         --------         ---------
  Net realized and unrealized gain (loss)            13.91        ( 1.43)            4.37           ( 4.05)           ( 8.54)
------------------------------------------------  --------      --------         --------         --------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                   14.11        ( 1.28)            4.42           ( 3.85)           ( 8.42)
------------------------------------------------  --------      --------         --------         --------         ---------
Less distributions from:
  Net investment income                             (  .18)       (  .14)          (  .14)          (  .15)           (  .16)
------------------------------------------------  --------      --------         --------         --------         ---------
Increase from regulatory settlements                     -             -              .03 (e)            -                 -
------------------------------------------------  --------      --------         --------         --------         ---------
NET ASSET VALUE, END OF PERIOD                    $  60.83      $  46.90         $  48.32         $  44.01         $   48.01
------------------------------------------------  --------      --------         --------         --------         ---------
Total Return (%)(b)                                  30.17        ( 2.71)           10.15 (e)       ( 7.96)(c)        (14.92)(c)
------------------------------------------------  --------      --------         --------         --------         ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------    ---------
Net assets, end of year ($ millions)                   572           521              618              614               645
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of expenses before expense reductions (%)       1.02          1.04             1.07             1.12              1.07
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of expenses after expense reductions (%)        1.02          1.04             1.07             1.11              1.06
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of net investment income (loss) (%)              .36           .27 (d)          .10              .51               .23
------------------------------------------------  --------      --------         --------         --------         ---------
Portfolio turnover rate (%)                             27            48               68               74                27
------------------------------------------------  --------      --------         --------         --------         ---------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
(e) Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.


                                       50
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CAPITAL GROWTH FUND - CLASS B



                                                                            YEARS ENDED SEPTEMBER 30,
                                                     2012          2011             2010             2009              2008
                                                 ----------- ---------------- ---------------- ---------------- -----------------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------            -
NET ASSET VALUE, BEGINNING OF PERIOD              $  44.16      $  45.78         $  41.98         $  46.03         $   54.27
------------------------------------------------  --------      --------         --------         --------         ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                   (  .31)       (  .29)(d)       (  .37)          (  .04)              .04
------------------------------------------------  --------      --------         --------         --------         ---------
  Net realized and unrealized gain (loss)            13.07        ( 1.33)            4.14           ( 3.94)           ( 8.22)
------------------------------------------------  --------      --------         --------         --------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                   12.76        ( 1.62)            3.77           ( 3.98)           ( 8.18)
------------------------------------------------  --------      --------         --------         --------         ---------
Less distributions from:
  Net investment income                                  -             -                -           (  .07)           (  .06)
------------------------------------------------  --------      --------         --------         --------         ---------
Increase from regulatory settlements                     -             -              .03 (e)            -                 -
------------------------------------------------  --------      --------         --------         --------         ---------
NET ASSET VALUE, END OF PERIOD                    $  56.92      $  44.16         $  45.78         $  41.98         $   46.03
------------------------------------------------  --------      --------         --------         --------         ---------
Total Return (%)(b)                                  28.89        ( 3.54)            9.05 (e)       ( 8.62)(c)        (15.09)(c)
------------------------------------------------  --------      --------         --------         --------         ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------    ---------
Net assets, end of year ($ millions)                     4             5                8               15                25
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of expenses before expense reductions (%)       1.97          1.96             2.06             2.10              2.02
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of expenses after expense reductions (%)        1.97          1.96             2.06             1.82              1.27
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of net investment income (loss) (%)           (  .59)       (  .64)(d)       (  .89)          (  .20)              .02
------------------------------------------------  --------      --------         --------         --------         ---------
Portfolio turnover rate (%)                             27            48               68               74                27
------------------------------------------------  --------      --------         --------         --------         ---------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
(e) Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.


                                       51
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CAPITAL GROWTH FUND - CLASS C



                                                                    YEARS ENDED SEPTEMBER 30,
                                                2012           2011              2010            2009         2008
                                            -----------  ----------------  ----------------  -----------  -----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD         $  43.86       $  45.43          $  41.57        $  45.52     $  53.94
------------------------------------------   --------       --------          --------        --------     --------
Income (loss) from investment operations:
  Net investment income (loss)(a)              (  .21)        (  .20)(c)        (  .26)         (  .07)      (  .31)
-------------------------------------------  --------       --------          --------        --------     --------
  Net realized and unrealized gain (loss)       13.00         ( 1.37)             4.09          ( 3.88)      ( 8.11)
-------------------------------------------  --------       --------          --------        --------     --------
  TOTAL FROM INVESTMENT OPERATIONS              12.79         ( 1.57)             3.83          ( 3.95)      ( 8.42)
-------------------------------------------  --------       --------          --------        --------     --------
Increase from regulatory settlements                -              -               .03 (d)           -            -
-------------------------------------------  --------       --------          --------        --------     --------
NET ASSET VALUE, END OF PERIOD               $  56.65       $  43.86          $  45.43        $  41.57     $  45.52
-------------------------------------------  --------       --------          --------        --------     --------
Total Return (%)(b)                             29.16         ( 3.46)             9.29 (d)      ( 8.68)      (15.61)
-------------------------------------------  --------       --------          --------        --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------   --------
Net assets, end of year ($ millions)               29             27                29              30           26
-------------------------------------------  --------       --------          --------        --------     --------
Ratio of expenses (%)                            1.78           1.81              1.84            1.90         1.89
-------------------------------------------  --------       --------          --------        --------     --------
Ratio of net investment income (loss) (%)      (  .40)        (  .49)(c)        (  .67)         (  .28)      (  .60)
-------------------------------------------  --------       --------          --------        --------     --------
Portfolio turnover rate (%)                        27             48                68              74           27
-------------------------------------------  --------       --------          --------        --------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
(d) Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.


                                       52
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CAPITAL GROWTH FUND - CLASS R



                                                                            YEARS ENDED SEPTEMBER 30,
                                                      2012           2011              2010              2009            2008
                                                  -----------  ----------------  ----------------  ----------------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------            -               -
NET ASSET VALUE, BEGINNING OF PERIOD               $  46.74       $  48.14          $  43.96          $  47.85         $ 56.44
------------------------------------------------   --------       --------          --------          --------         -------
Income (loss) from investment operations:
  Net investment income (loss)(a)                       .05            .02 (c)        (  .13)              .14          (  .02)
------------------------------------------------   --------       --------          --------          --------         -------
  Net realized and unrealized gain (loss)             13.88         ( 1.42)             4.36            ( 4.01)         ( 8.57)
------------------------------------------------   --------       --------          --------          --------         -------
  TOTAL FROM INVESTMENT OPERATIONS                    13.93         ( 1.40)             4.23            ( 3.87)         ( 8.59)
------------------------------------------------   --------       --------          --------          --------         -------
Less distributions from:
  Net investment income                              (  .05)             -            (  .08)           (  .02)         (  .00)*
------------------------------------------------   --------       --------          --------          --------         -------
Increase from regulatory settlements                      -              -               .03 (d)             -               -
------------------------------------------------   --------       --------          --------          --------         -------
NET ASSET VALUE, END OF PERIOD                     $  60.62       $  46.74          $  48.14          $  43.96         $ 47.85
------------------------------------------------   --------       --------          --------          --------         -------
Total Return (%)                                      29.81         ( 2.91)             9.70 (d)        ( 8.08)(b)      (15.22)
------------------------------------------------   --------       --------          --------          --------         -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------     --------         -------
Net assets, end of period ($ millions)                    6              4                75                74              35
------------------------------------------------   --------       --------          --------          --------         -------
Ratio of expenses before expense reductions (%)        1.28           1.29              1.45              1.25            1.41
-------------------------------------------------  --------       --------          --------          --------         -------
Ratio of expenses after expense reductions (%)         1.28           1.29              1.45              1.24            1.41
-------------------------------------------------  --------       --------          --------          --------         -------
Ratio of net investment income (loss) (%)               .09            .03 (c)        (  .28)              .38          (  .12)
-------------------------------------------------  --------       --------          --------          --------         -------
Portfolio turnover rate (%)                              27             48                68                74              27
-------------------------------------------------  --------       --------          --------          --------         -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
(d) Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.
*          Amount is less than $.005.

                                       53
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CAPITAL GROWTH FUND - INSTITUTIONAL CLASS



                                                                            YEARS ENDED SEPTEMBER 30,
                                                     2012          2011             2010             2009              2008
                                                 ----------- ---------------- ---------------- ---------------- -----------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  47.29      $  48.73         $  44.41         $  48.40         $   57.05
------------------------------------------------  --------      --------         --------         --------         ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                      .39           .33 (c)          .21              .35               .31
------------------------------------------------  --------      --------         --------         --------         ---------
  Net realized and unrealized gain (loss)            13.99        ( 1.44)            4.41           ( 4.06)           ( 8.61)
------------------------------------------------  --------      --------         --------         --------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                   14.38        ( 1.11)            4.62           ( 3.71)           ( 8.30)
------------------------------------------------  --------      --------         --------         --------         ---------
Less distributions from:
  Net investment income                             (  .35)       (  .33)          (  .33)          (  .28)           (  .35)
------------------------------------------------  --------      --------         --------         --------         ---------
Increase from regulatory settlements                     -             -              .03 (d)            -                 -
------------------------------------------------  --------      --------         --------         --------         ---------
NET ASSET VALUE, END OF PERIOD                    $  61.32      $  47.29         $  48.73         $  44.41         $   48.40
------------------------------------------------  --------      --------         --------         --------         ---------
Total Return (%)                                     30.58        ( 2.37)           10.50 (d)       ( 7.56)(b)        (14.63)(b)
------------------------------------------------  --------      --------         --------         --------         ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)                   226           249              461              366               324
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of expenses before expense reductions (%)        .69           .70              .72              .71               .73
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of expenses after expense reductions (%)         .69           .70              .72              .71               .73
------------------------------------------------  --------      --------         --------         --------         ---------
Ratio of net investment income (loss) (%)              .70           .61 (c)          .45              .91               .56
------------------------------------------------  --------      --------         --------         --------         ---------
Portfolio turnover rate (%)                             27            48               68               74                27
------------------------------------------------  --------      --------         --------         --------         ---------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
(d) Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.


                                       54
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CAPITAL GROWTH FUND - CLASS S



                                                                            YEARS ENDED SEPTEMBER 30,
                                                      2012           2011              2010              2009            2008
                                                  -----------  ----------------  ----------------  ----------------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD               $  47.29       $  48.72          $  44.37          $  48.41        $  57.06
------------------------------------------------   --------       --------          --------          --------        --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                       .35            .29 (c)           .17               .30             .27
------------------------------------------------   --------       --------          --------          --------        --------
  Net realized and unrealized gain (loss)             14.00         ( 1.44)             4.42            ( 4.08)         ( 8.60)
------------------------------------------------   --------       --------          --------          --------        --------
  TOTAL FROM INVESTMENT OPERATIONS                    14.35         ( 1.15)             4.59            ( 3.78)         ( 8.33)
------------------------------------------------   --------       --------          --------          --------        --------
Less distributions from:
  Net investment income                              (  .32)        (  .28)           (  .27)           (  .26)         (  .32)
------------------------------------------------   --------       --------          --------          --------        --------
Increase from regulatory settlements                      -              -               .03 (d)             -               -
------------------------------------------------   --------       --------          --------          --------        --------
NET ASSET VALUE, END OF PERIOD                     $  61.32       $  47.29          $  48.72          $  44.37        $  48.41
------------------------------------------------   --------       --------          --------          --------        --------
Total Return (%)                                      30.47         ( 2.43)            10.43 (d)        ( 7.72)(b)      (14.68)
------------------------------------------------   --------       --------          --------          --------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)                    624            542               620               587             693
------------------------------------------------   --------       --------          --------          --------        --------
Ratio of expenses before expense reductions (%)         .76            .77               .80               .85             .79
-------------------------------------------------  --------       --------          --------          --------        --------
Ratio of expenses after expense reductions (%)          .76            .77               .80               .84             .79
-------------------------------------------------  --------       --------          --------          --------        --------
Ratio of net investment income (loss) (%)               .62            .55 (c)           .37               .78             .50
-------------------------------------------------  --------       --------          --------          --------        --------
Portfolio turnover rate (%)                              27             48                68                74              27
-------------------------------------------------  --------       --------          --------          --------        --------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.09 per share and 0.17% of average daily net assets, for the year ended September 30, 2011.
(d) Includes a non-recurring payment from the Advisor, which amounted to $0.032 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.07% lower.


                                       55
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CORE EQUITY FUND - CLASS A



                                                                        YEARS ENDED SEPTEMBER 30,
                                                      2012         2011         2010         2009            2008
                                                  -----------  -----------  -----------  -----------  -----------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------             -
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.43     $  14.68     $  13.65     $  14.02       $   22.80
------------------------------------------------   --------     --------     --------     --------       ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                       .17          .14          .15          .16             .15
------------------------------------------------   --------     --------     --------     --------       ---------
  Net realized and unrealized gain (loss)              3.45       (  .29)        1.03       (  .36)         ( 4.76)
------------------------------------------------   --------     --------     --------     --------       ---------
  TOTAL FROM INVESTMENT OPERATIONS                     3.62       (  .15)        1.18       (  .20)         ( 4.61)
------------------------------------------------   --------     --------     --------     --------       ---------
Less distributions from:
  Net investment income                              (  .18)      (  .10)      (  .15)      (  .17)         (  .14)
------------------------------------------------   --------     --------     --------     --------       ---------
  Net realized gains                                      -            -            -            -          ( 4.03)
------------------------------------------------   --------     --------     --------     --------       ---------
  TOTAL DISTRIBUTIONS                                (  .18)      (  .10)      (  .15)      (  .17)         ( 4.17)
------------------------------------------------   --------     --------     --------     --------       ---------
NET ASSET VALUE, END OF PERIOD                     $  17.87     $  14.43     $  14.68     $  13.65       $   14.02
------------------------------------------------   --------     --------     --------     --------       ---------
Total Return (%)(b)                                   25.18       ( 1.06)        8.68       ( 1.19)         (24.06)(c)
------------------------------------------------   --------     --------     --------     --------       ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------     ---------
Net assets, end of period ($ millions)                  262           39           44           44              49
------------------------------------------------   --------     --------     --------     --------       ---------
Ratio of expenses before expense reductions (%)         .93          .98         1.04         1.09            1.02
-------------------------------------------------  --------     --------     --------     --------       ---------
Ratio of expenses after expense reductions (%)          .93          .98         1.04         1.09            1.01
-------------------------------------------------  --------     --------     --------     --------       ---------
Ratio of net investment income (loss) (%)              1.02          .84         1.06         1.39             .83
-------------------------------------------------  --------     --------     --------     --------       ---------
Portfolio turnover rate (%)                             302          191          137           76             154
-------------------------------------------------  --------     --------     --------     --------       ---------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.

                                       56
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CORE EQUITY FUND - CLASS B



                                                                          YEARS ENDED SEPTEMBER 30,
                                                      2012         2011           2010            2009            2008
                                                  -----------  -----------  ----------------  -----------  -----------------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------             -
NET ASSET VALUE, BEGINNING OF PERIOD               $  13.94      $ 14.22       $  13.23        $  13.60       $   22.27
------------------------------------------------   --------      -------       --------        --------       ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                       .02       (  .00)*          .00*            .05          (  .01)
------------------------------------------------   --------      -------       --------        --------       ---------
  Net realized and unrealized gain (loss)              3.33       (  .28)          1.00          (  .36)         ( 4.62)
------------------------------------------------   --------      -------       --------        --------       ---------
  TOTAL FROM INVESTMENT OPERATIONS                     3.35       (  .28)          1.00          (  .31)         ( 4.63)
------------------------------------------------   --------      -------       --------        --------       ---------
Less distributions from:
  Net investment income                              (  .04)           -         (  .01)         (  .06)         (  .01)
------------------------------------------------   --------      -------       --------        --------       ---------
  Net realized gains                                      -            -              -               -          ( 4.03)
------------------------------------------------   --------      -------       --------        --------       ---------
  TOTAL DISTRIBUTIONS                                (  .04)           -         (  .01)         (  .06)         ( 4.04)
------------------------------------------------   --------      -------       --------        --------       ---------
NET ASSET VALUE, END OF PERIOD                     $  17.25      $ 13.94       $  14.22        $  13.23       $   13.60
------------------------------------------------   --------      -------       --------        --------       ---------
Total Return (%)(b)                                   24.08       ( 1.97)          7.60 (c)      ( 2.17)         (24.77)(c)
------------------------------------------------   --------      -------       --------        --------       ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------     ---------
Net assets, end of period ($ millions)                    5            1              1               2               4
------------------------------------------------   --------      -------       --------        --------       ---------
Ratio of expenses before expense reductions (%)        1.82         1.89           2.14            2.08            1.96
-------------------------------------------------  --------      -------       --------        --------       ---------
Ratio of expenses after expense reductions (%)         1.82         1.89           2.11            2.08            1.93
-------------------------------------------------  --------      -------       --------        --------       ---------
Ratio of net investment income (loss) (%)               .12       (  .07)           .02             .39          (  .09)
-------------------------------------------------  --------      -------       --------        --------       ---------
Portfolio turnover rate (%)                             302          191            137              76             154
-------------------------------------------------  --------      -------       --------        --------       ---------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       57
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CORE EQUITY FUND - CLASS C



                                                               YEARS ENDED SEPTEMBER 30,
                                                2012         2011         2010         2009         2008
                                            -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD         $  14.06     $  14.32     $  13.31     $  13.68     $  22.35
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                 .04          .03          .05          .08          .02
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)        3.36       (  .28)        1.00       (  .38)      ( 4.65)
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS               3.40       (  .25)        1.05       (  .30)      ( 4.63)
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .06)      (  .01)      (  .04)      (  .07)      (  .01)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                                -            -            -            -       ( 4.03)
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (  .06)      (  .01)      (  .04)      (  .07)      ( 4.04)
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  17.40     $  14.06     $  14.32     $  13.31     $  13.68
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)(b)                             24.21       ( 1.77)        7.90       ( 2.02)      (24.65)
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------   --------
Net assets, end of period ($ millions)             21            4            4            4            5
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                            1.70         1.71         1.81         1.86         1.79
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (loss) (%)         .26          .11          .29          .61          .05
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       302          191          137           76          154
-------------------------------------------  --------     --------     --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.

                                       58
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CORE EQUITY FUND - CLASS R



                                                   PERIOD ENDED
                                                    9/30/12(A)
                                                  -------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 17.94
------------------------------------------------     -------
Income (loss) from investment operations:
  Net investment income (loss)(b)                        .04
------------------------------------------------     -------
  Net realized and unrealized gain (loss)                .06
------------------------------------------------     -------
  TOTAL FROM INVESTMENT OPERATIONS                       .10
------------------------------------------------     -------
Less distributions from:
  Net investment income                               (  .02)
------------------------------------------------     -------
NET ASSET VALUE, END OF PERIOD                       $ 18.02
------------------------------------------------     -------
Total Return (%)(c)                                      .53**
------------------------------------------------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net assets, end of period ($ thousands)                    1
------------------------------------------------     -------
Ratio of expenses before expense reductions (%)         3.29*
-------------------------------------------------    -------
Ratio of expenses after expense reductions (%)          1.63*
-------------------------------------------------    -------
Ratio of net investment income (loss) (%)                .52*
-------------------------------------------------    -------
Portfolio turnover rate (%)                              302
-------------------------------------------------    -------

(a) For the period from May 1, 2012 (commencement of operations) to September 30, 2012.
(b)        Based on average shares outstanding during the period.
(c)        Total return would have been lower had certain expenses not been reduced.
*          Annualized
**         Not annualized

                                       59
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CORE EQUITY FUND - INSTITUTIONAL CLASS



                                                                       YEARS ENDED SEPTEMBER 30,
                                                        2012            2011         2010         2009         2008
                                                  ----------------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD                 $  14.56        $  14.82     $  13.78     $  14.15     $  22.98
------------------------------------------------     --------        --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                         .24             .21          .23          .22          .24
------------------------------------------------     --------        --------     --------     --------     --------
  Net realized and unrealized gain (loss)                3.48          (  .28)        1.05       (  .36)      ( 4.81)
------------------------------------------------     --------        --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                       3.72          (  .07)        1.28       (  .14)      ( 4.57)
------------------------------------------------     --------        --------     --------     --------     --------
Less distributions from:
  Net investment income                                (  .25)         (  .19)      (  .24)      (  .23)      (  .23)
------------------------------------------------     --------        --------     --------     --------     --------
  Net realized gains                                        -               -            -            -       ( 4.03)
------------------------------------------------     --------        --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                                  (  .25)         (  .19)      (  .24)      (  .23)      ( 4.26)
------------------------------------------------     --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                       $  18.03        $  14.56     $  14.82     $  13.78     $  14.15
------------------------------------------------     --------        --------     --------     --------     --------
Total Return (%)                                        25.70 (b)      (  .60)        9.30       (  .61)      (23.69)
------------------------------------------------     --------        --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    248              32           36           24           22
------------------------------------------------     --------        --------     --------     --------     --------
Ratio of expenses before expense reductions (%)           .55             .53          .50          .50          .51
-------------------------------------------------    --------        --------     --------     --------     --------
Ratio of expenses after expense reductions (%)            .54             .53          .50          .50          .51
-------------------------------------------------    --------        --------     --------     --------     --------
Ratio of net investment income (loss) (%)                1.40            1.29         1.60         1.98         1.33
-------------------------------------------------    --------        --------     --------     --------     --------
Portfolio turnover rate (%)                               302             191          137           76          154
-------------------------------------------------    --------        --------     --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.

                                       60
PROSPECTUS February 1, 2013                               Financial Highlights

DWS CORE EQUITY FUND - CLASS S



                                                                        YEARS ENDED SEPTEMBER 30,
                                                      2012         2011         2010         2009            2008
                                                  -----------  -----------  -----------  -----------  -----------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  14.54     $  14.79     $  13.75     $  14.13       $   22.95
------------------------------------------------   --------     --------     --------     --------       ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                       .23          .20          .21          .20             .21
------------------------------------------------   --------     --------     --------     --------       ---------
  Net realized and unrealized gain (loss)              3.47       (  .28)        1.04       (  .37)         ( 4.79)
------------------------------------------------   --------     --------     --------     --------       ---------
  TOTAL FROM INVESTMENT OPERATIONS                     3.70       (  .08)        1.25       (  .17)         ( 4.58)
------------------------------------------------   --------     --------     --------     --------       ---------
Less distributions from:
  Net investment income                              (  .23)      (  .17)      (  .21)      (  .21)         (  .21)
------------------------------------------------   --------     --------     --------     --------       ---------
  Net realized gains                                      -            -            -            -          ( 4.03)
------------------------------------------------   --------     --------     --------     --------       ---------
  TOTAL DISTRIBUTIONS                                (  .23)      (  .17)      (  .21)      (  .21)         ( 4.24)
------------------------------------------------   --------     --------     --------     --------       ---------
NET ASSET VALUE, END OF PERIOD                     $  18.01     $  14.54     $  14.79     $  13.75       $   14.13
------------------------------------------------   --------     --------     --------     --------       ---------
Total Return (%)                                      25.61       (  .68)        9.13       (  .86)         (23.79)(b)
------------------------------------------------   --------     --------     --------     --------       ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                2,260        2,358        2,217        2,236           2,568
------------------------------------------------   --------     --------     --------     --------       ---------
Ratio of expenses before expense reductions (%)         .64          .64          .66          .69             .66
-------------------------------------------------  --------     --------     --------     --------       ---------
Ratio of expenses after expense reductions (%)          .64          .64          .66          .69             .65
-------------------------------------------------  --------     --------     --------     --------       ---------
Ratio of net investment income (loss) (%)              1.34         1.18         1.44         1.79            1.19
-------------------------------------------------  --------     --------     --------     --------       ---------
Portfolio turnover rate (%)                             302          191          137           76             154
-------------------------------------------------  --------     --------     --------     --------       ---------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.

                                       61
PROSPECTUS February 1, 2013                               Financial Highlights

DWS MID CAP GROWTH FUND - CLASS A



                                                  YEARS ENDED SEPTEMBER 30,
                                                     2012          2011
                                                 ----------- ----------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  12.65      $   12.75
------------------------------------------------  --------      ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                   (  .08)        (  .10)
------------------------------------------------  --------      ---------
  Net realized and unrealized gain (loss)             2.27            .19
------------------------------------------------  --------      ---------
  TOTAL FROM INVESTMENT OPERATIONS                    2.19            .09
------------------------------------------------  --------      ---------
Less distributions from:
  Net investment income                                  -         (  .21)
------------------------------------------------  --------      ---------
  Net realized gains                                     -              -
------------------------------------------------  --------      ---------
  TOTAL DISTRIBUTIONS                                    -         (  .21)
------------------------------------------------  --------      ---------
Increase from regulatory settlements                     -            .02 (d)
------------------------------------------------  --------      ---------
NET ASSET VALUE, END OF PERIOD                    $  14.84      $   12.65
------------------------------------------------  --------      ---------
Total Return (%)(c)                                  17.31            .66 (d)
------------------------------------------------  --------      ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 175            174
------------------------------------------------  --------      ---------
Ratio of expenses before expense reductions (%)       1.31           1.27
------------------------------------------------  --------      ---------
Ratio of expenses after expense reductions (%)        1.31           1.27
------------------------------------------------  --------      ---------
Ratio of net investment income (loss) (%)           (  .54)        (  .66)
------------------------------------------------  --------      ---------
Portfolio turnover rate (%)                             70             54
------------------------------------------------  --------      ---------



                                                              YEARS ENDED SEPTEMBER 30,
                                                       2010              2009              2008
                                                 ---------------- ----------------- -----------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------             -
NET ASSET VALUE, BEGINNING OF PERIOD                $   10.45        $    11.81        $    19.07
-------------------------------------------------   ---------        ----------        ----------
Income (loss) from investment operations:
  Net investment income (loss)(a)                      (  .09)           (  .02)           (  .09)
-------------------------------------------------   ---------        ----------        ----------
  Net realized and unrealized gain (loss)                2.11            ( 1.34)           ( 4.67)
-------------------------------------------------   ---------        ----------        ----------
  TOTAL FROM INVESTMENT OPERATIONS                       2.02            ( 1.36)           ( 4.76)
-------------------------------------------------   ---------        ----------        ----------
Less distributions from:
  Net investment income                                     -                 -                 -
-------------------------------------------------   ---------        ----------        ----------
  Net realized gains                                        -                 -            ( 2.50)
-------------------------------------------------   ---------        ----------        ----------
  TOTAL DISTRIBUTIONS                                       -                 -            ( 2.50)
-------------------------------------------------   ---------        ----------        ----------
Increase from regulatory settlements                      .28 (d)             -                 -
-------------------------------------------------   ---------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                      $   12.75        $    10.45        $    11.81
-------------------------------------------------   ---------        ----------        ----------
Total Return (%)(c)                                     22.01 (d)        (11.52)(b)        (28.43)(b)
-------------------------------------------------   ---------        ----------        ----------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    193               182               236
-------------------------------------------------   ---------        ----------        ----------
Ratio of expenses before expense reductions (%)          1.40              1.39              1.37
-------------------------------------------------   ---------        ----------        ----------
Ratio of expenses after expense reductions (%)           1.40              1.22              1.25
-------------------------------------------------   ---------        ----------        ----------
Ratio of net investment income (loss) (%)              (  .75)           (  .24)           (  .62)
-------------------------------------------------   ---------        ----------        ----------
Portfolio turnover rate (%)                                68                90                82
-------------------------------------------------   ---------        ----------        ----------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c)        Total return does not reflect the effect of any sales charges.
(d) The period ended September 30, 2010 includes a non-recurring payment from the Advisor, which amounted to $0.236 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.024 and $0.042 per share of non-affiliated regulatory settlements for the periods ended September 30, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.19% and 2.66% lower for the periods ended September 30, 2011 and 2010, respectively.


                                       62
PROSPECTUS February 1, 2013                               Financial Highlights

DWS MID CAP GROWTH FUND - CLASS B



                                                  YEARS ENDED SEPTEMBER 30,
                                                     2012          2011
                                                 ----------- ----------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.78      $   11.87
------------------------------------------------  --------      ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                   (  .19)        (  .20)
------------------------------------------------  --------      ---------
  Net realized and unrealized gain (loss)             2.12            .16
------------------------------------------------  --------      ---------
  TOTAL FROM INVESTMENT OPERATIONS                    1.93         (  .04)
------------------------------------------------  --------      ---------
Less distributions from:
  Net investment income                                  -         (  .07)
------------------------------------------------  --------      ---------
  Net realized gains                                     -              -
------------------------------------------------  --------      ---------
  TOTAL DISTRIBUTIONS                                    -         (  .07)
------------------------------------------------  --------      ---------
Increase from regulatory settlements                     -            .02 (d)
------------------------------------------------  --------      ---------
NET ASSET VALUE, END OF PERIOD                    $  13.71      $   11.78
------------------------------------------------  --------      ---------
Total Return (%)(c)                                  16.38         (  .22)(d)
------------------------------------------------  --------      ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period ($ millions)                   3              4
------------------------------------------------  --------      ---------
Ratio of expenses before expense reductions (%)       2.18           2.13
------------------------------------------------  --------      ---------
Ratio of expenses after expense reductions (%)        2.18           2.13
------------------------------------------------  --------      ---------
Ratio of net investment income (loss) (%)           ( 1.42)        ( 1.52)
------------------------------------------------  --------      ---------
Portfolio turnover rate (%)                             70             54
------------------------------------------------  --------      ---------



                                                                YEARS ENDED SEPTEMBER 30,
                                                         2010                2009              2008
                                                 -------------------- ----------------- -----------------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------             -
NET ASSET VALUE, BEGINNING OF PERIOD                 $     9.82          $    11.19        $    18.32
-------------------------------------------------    ----------          ----------        ----------
Income (loss) from investment operations:
  Net investment income (loss)(a)                        (  .17)             (  .09)           (  .19)
-------------------------------------------------    ----------          ----------        ----------
  Net realized and unrealized gain (loss)                  1.96              ( 1.28)           ( 4.44)
-------------------------------------------------    ----------          ----------        ----------
  TOTAL FROM INVESTMENT OPERATIONS                         1.79              ( 1.37)           ( 4.63)
-------------------------------------------------    ----------          ----------        ----------
Less distributions from:
  Net investment income                                       -                   -                 -
-------------------------------------------------    ----------          ----------        ----------
  Net realized gains                                          -                   -            ( 2.50)
-------------------------------------------------    ----------          ----------        ----------
  TOTAL DISTRIBUTIONS                                         -                   -            ( 2.50)
-------------------------------------------------    ----------          ----------        ----------
Increase from regulatory settlements                        .26 (d)               -                 -
-------------------------------------------------    ----------          ----------        ----------
NET ASSET VALUE, END OF PERIOD                       $    11.87          $     9.82        $    11.19
-------------------------------------------------    ----------          ----------        ----------
Total Return (%)(c)                                       20.88 (b,d)        (12.24)(b)        (28.95)(b)
-------------------------------------------------    ----------          ----------        ----------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------    ----------
Net assets, end of period ($ millions)                        5                   9                16
-------------------------------------------------    ----------          ----------        ----------
Ratio of expenses before expense reductions (%)            2.37                2.51              2.19
-------------------------------------------------    ----------          ----------        ----------
Ratio of expenses after expense reductions (%)             2.30                2.11              2.00
-------------------------------------------------    ----------          ----------        ----------
Ratio of net investment income (loss) (%)                ( 1.65)             ( 1.13)           ( 1.37)
-------------------------------------------------    ----------          ----------        ----------
Portfolio turnover rate (%)                                  68                  90                82
-------------------------------------------------    ----------          ----------        ----------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c)        Total return does not reflect the effect of any sales charges.
(d) The period ended September 30, 2010 includes a non-recurring payment from the Advisor, which amounted to $0.220 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.022 and $0.039 per share of non-affiliated regulatory settlements for the periods ended September 30, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.19% and 2.66% lower for the periods ended September 30, 2011 and 2010, respectively.


                                       63
PROSPECTUS February 1, 2013                               Financial Highlights

DWS MID CAP GROWTH FUND - CLASS C



                                                                            YEARS ENDED SEPTEMBER 30,
                                                     2012          2011             2010             2009              2008
                                                 ----------- ---------------- --------------- ----------------- -----------------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------            -
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.77      $  11.87         $   9.80        $   11.19         $   18.31
------------------------------------------------  --------      --------         --------        ---------         ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                   (  .18)       (  .20)          (  .16)          (  .09)           (  .19)
------------------------------------------------  --------      --------         --------        ---------         ---------
  Net realized and unrealized gain (loss)             2.12           .17             1.97           ( 1.30)           ( 4.43)
------------------------------------------------  --------      --------         --------        ---------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                    1.94        (  .03)            1.81           ( 1.39)           ( 4.62)
------------------------------------------------  --------      --------         --------        ---------         ---------
Less distributions from:
  Net investment income                                  -        (  .09)               -                -                 -
------------------------------------------------  --------      --------         --------        ---------         ---------
  Net realized gains                                     -             -                -                -            ( 2.50)
------------------------------------------------  --------      --------         --------        ---------         ---------
  TOTAL DISTRIBUTIONS                                    -        (  .09)               -                -            ( 2.50)
------------------------------------------------  --------      --------         --------        ---------         ---------
Increase from regulatory settlements                     -           .02 (d)          .26 (d)            -                 -
------------------------------------------------  --------      --------         --------        ---------         ---------
NET ASSET VALUE, END OF PERIOD                    $  13.71      $  11.77         $  11.87        $    9.80         $   11.19
------------------------------------------------  --------      --------         --------        ---------         ---------
Total Return (%)(c)                                  16.48        (  .19)(d)        21.12 (d)       (12.42)(b)        (28.90)(b)
------------------------------------------------  --------      --------         --------        ---------         ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------    ---------
Net assets, end of period ($ millions)                  10            11               13               13                17
------------------------------------------------  --------      --------         --------        ---------         ---------
Ratio of expenses before expense reductions (%)       2.13          2.08             2.18             2.30              2.12
------------------------------------------------  --------      --------         --------        ---------         ---------
Ratio of expenses after expense reductions (%)        2.13          2.08             2.18             2.20              2.00
------------------------------------------------  --------      --------         --------        ---------         ---------
Ratio of net investment income (loss) (%)           ( 1.36)       ( 1.47)          ( 1.53)          ( 1.23)           ( 1.37)
------------------------------------------------  --------      --------         --------        ---------         ---------
Portfolio turnover rate (%)                             70            54               68               90                82
------------------------------------------------  --------      --------         --------        ---------         ---------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c)        Total return does not reflect the effect of any sales charges.
(d) The period ended September 30, 2010 includes a non-recurring payment from the Advisor, which amounted to $0.221 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.022 and $0.039 per share of non-affiliated regulatory settlements for the periods ended September 30, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.19% and 2.66% lower for the periods ended September 30, 2011 and 2010, respectively.


                                       64
PROSPECTUS February 1, 2013                               Financial Highlights

DWS MID CAP GROWTH FUND - INSTITUTIONAL CLASS



                                                  YEARS ENDED SEPTEMBER 30,
                                                     2012          2011
                                                 ----------- ----------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  12.94      $   13.16
------------------------------------------------  --------      ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                   (  .03)        (  .06)
------------------------------------------------  --------      ---------
  Net realized and unrealized gain (loss)             2.34            .20
------------------------------------------------  --------      ---------
  TOTAL FROM INVESTMENT OPERATIONS                    2.31            .14
------------------------------------------------  --------      ---------
Less distributions from:
  Net investment income                                  -         (  .38)
------------------------------------------------  --------      ---------
  Net realized gains                                     -              -
------------------------------------------------  --------      ---------
  Return of capital                                      -              -
------------------------------------------------  --------      ---------
  TOTAL DISTRIBUTIONS                                    -         (  .38)
------------------------------------------------  --------      ---------
Increase from regulatory settlements                     -            .02 (c)
------------------------------------------------  --------      ---------
NET ASSET VALUE, END OF PERIOD                    $  15.25      $   12.94
------------------------------------------------  --------      ---------
Total Return (%)                                     17.85            .89 (c)
------------------------------------------------  --------      ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period ($ millions)                   2              2
------------------------------------------------  --------      ---------
Ratio of expenses before expense reductions (%)        .95           1.00
------------------------------------------------  --------      ---------
Ratio of expenses after expense reductions (%)         .95           1.00
------------------------------------------------  --------      ---------
Ratio of net investment income (loss) (%)           (  .18)        (  .39)
------------------------------------------------  --------      ---------
Portfolio turnover rate (%)                             70             54
------------------------------------------------  --------      ---------



                                                              YEARS ENDED SEPTEMBER 30,
                                                       2010              2009              2008
                                                 ---------------- ----------------- -----------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------             -
NET ASSET VALUE, BEGINNING OF PERIOD                $   10.68        $    12.09        $    19.41
-------------------------------------------------   ---------        ----------        ----------
Income (loss) from investment operations:
  Net investment income (loss)(a)                         .04            (  .01)           (  .06)
-------------------------------------------------   ---------        ----------        ----------
  Net realized and unrealized gain (loss)                2.16            ( 1.40)           ( 4.76)
-------------------------------------------------   ---------        ----------        ----------
  TOTAL FROM INVESTMENT OPERATIONS                       2.20            ( 1.41)           ( 4.82)
-------------------------------------------------   ---------        ----------        ----------
Less distributions from:
  Net investment income                                     -                 -                 -
-------------------------------------------------   ---------        ----------        ----------
  Net realized gains                                        -                 -            ( 2.50)
-------------------------------------------------   ---------        ----------        ----------
  Return of capital                                         -               .00*                -
-------------------------------------------------   ---------        ----------        ----------
  TOTAL DISTRIBUTIONS                                       -               .00*           ( 2.50)
-------------------------------------------------   ---------        ----------        ----------
Increase from regulatory settlements                      .28 (c)             -                 -
-------------------------------------------------   ---------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                      $   13.16        $    10.68        $    12.09
-------------------------------------------------   ---------        ----------        ----------
Total Return (%)                                        23.22 (c)        (11.63)(b)        (28.22)(b)
-------------------------------------------------   ---------        ----------        ----------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------    ----------
Net assets, end of period ($ millions)                      1                 1               117
-------------------------------------------------   ---------        ----------        ----------
Ratio of expenses before expense reductions (%)           .30              1.11              1.04
-------------------------------------------------   ---------        ----------        ----------
Ratio of expenses after expense reductions (%)            .30              1.03              1.00
-------------------------------------------------   ---------        ----------        ----------
Ratio of net investment income (loss) (%)                 .35            (  .05)           (  .37)
-------------------------------------------------   ---------        ----------        ----------
Portfolio turnover rate (%)                                68                90                82
-------------------------------------------------   ---------        ----------        ----------

(a)        Based on average shares outstanding during the period.
(b)        Total return would have been lower had certain expenses not been reduced.
(c) The period ended September 30, 2010 includes a non-recurring payment from the Advisor, which amounted to $0.241 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.024 and $0.043 per share of non-affiliated regulatory settlements for the periods ended September 30, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.19% and 2.66% lower for the periods ended September 30, 2011 and 2010, respectively.
(*)        Amount is less than $.005.

                                       65
PROSPECTUS February 1, 2013                               Financial Highlights

DWS MID CAP GROWTH FUND - CLASS S


                                                                             YEARS ENDED SEPTEMBER 30,
                                                      2012           2011              2010               2009            2008
                                                  -----------  ----------------  ----------------  -----------------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------            -                  -               -
NET ASSET VALUE, BEGINNING OF PERIOD               $  12.81       $  12.91          $  10.55          $   11.92        $  19.17
------------------------------------------------   --------       --------          --------          ---------        --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                    (  .04)        (  .06)           (  .05)            (  .01)         (  .06)
------------------------------------------------   --------       --------          --------          ---------        --------
  Net realized and unrealized gain (loss)              2.30            .20              2.13             ( 1.36)         ( 4.69)
------------------------------------------------   --------       --------          --------          ---------        --------
  TOTAL FROM INVESTMENT OPERATIONS                     2.26            .14              2.08             ( 1.37)         ( 4.75)
------------------------------------------------   --------       --------          --------          ---------        --------
Less distributions from:
  Net investment income                                   -         (  .26)                -                  -               -
------------------------------------------------   --------       --------          --------          ---------        --------
  Net realized gains                                      -              -                 -                  -          ( 2.50)
------------------------------------------------   --------       --------          --------          ---------        --------
  Return of capital                                       -              -                 -                .00*              -
------------------------------------------------   --------       --------          --------          ---------        --------
  TOTAL DISTRIBUTIONS                                     -         (  .26)                -                .00*         ( 2.50)
------------------------------------------------   --------       --------          --------          ---------        --------
Increase from regulatory settlements                      -            .02 (c)           .28 (c)              -               -
------------------------------------------------   --------       --------          --------          ---------        --------
NET ASSET VALUE, END OF PERIOD                     $  15.07       $  12.81          $  12.91          $   10.55        $  11.92
------------------------------------------------   --------       --------          --------          ---------        --------
Total Return (%)                                      17.64            .99 (c)         22.37 (c)         (11.47)(b)      (28.21)
------------------------------------------------   --------       --------          --------          ---------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------     --------          ---------        --------
Net assets, end of period ($ millions)                  140            133               147                126             159
------------------------------------------------   --------       --------          --------          ---------        --------
Ratio of expenses before expense reductions (%)        1.03           1.00              1.09               1.18            1.01
-------------------------------------------------  --------       --------          --------          ---------        --------
Ratio of expenses after expense reductions (%)         1.03           1.00              1.09               1.13            1.01
-------------------------------------------------  --------       --------          --------          ---------        --------
Ratio of net investment income (loss) (%)            (  .26)        (  .39)           (  .44)            (  .16)         (  .38)
-------------------------------------------------  --------       --------          --------          ---------        --------
Portfolio turnover rate (%)                              70             54                68                 90              82
-------------------------------------------------  --------       --------          --------          ---------        --------

(a)        Based on average shares outstanding during period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) The period ended September 30, 2010 includes a non-recurring payment from the Advisor, which amounted to $0.239 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.024 and $0.042 per share of non-affiliated regulatory settlements for the periods ended September 30, 2011 and 2010, respectively. Excluding these non-recurring payments, total return would have been 0.19% and 2.66% lower for the periods ended September 30, 2011 and 2010, respectively.
(*) Amount is less than $.005.

                                       66
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP CORE FUND - CLASS A



                                                                            YEARS ENDED SEPTEMBER 30,
                                                       2012             2011             2010              2009           2008
                                                 ---------------- ---------------- ---------------- ----------------- -----------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  13.84         $  14.44         $  13.24         $   14.75       $  21.77
------------------------------------------------    --------         --------         --------         ---------       --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                        .03           (  .05)          (  .04)              .01         (  .02)
------------------------------------------------    --------         --------         --------         ---------       --------
  Net realized and unrealized gain (loss)               4.76           (  .55)            1.25            ( 1.51)        ( 4.09)
------------------------------------------------    --------         --------         --------         ---------       --------
  TOTAL FROM INVESTMENT OPERATIONS                      4.79           (  .60)            1.21            ( 1.50)        ( 4.11)
------------------------------------------------    --------         --------         --------         ---------       --------
Less distributions from:
  Net investment income                                    -                -           (  .01)           (  .01)             -
------------------------------------------------    --------         --------         --------         ---------       --------
  Net realized gains                                       -                -                -            (  .00)*       ( 2.91)
------------------------------------------------    --------         --------         --------         ---------       --------
  TOTAL DISTRIBUTIONS                                      -                -           (  .01)           (  .01)        ( 2.91)
------------------------------------------------    --------         --------         --------         ---------       --------
Redemption fees                                          .00*             .00*             .00*              .00*           .00*
------------------------------------------------    --------         --------         --------         ---------       --------
NET ASSET VALUE, END OF PERIOD                      $  18.63         $  13.84         $  14.44         $   13.24       $  14.75
------------------------------------------------    --------         --------         --------         ---------       --------
Total Return (%)(b)                                    34.61 (c)       ( 4.16)(c)         9.14 (c)        (10.10)(c)     (21.02)
------------------------------------------------    --------         --------         --------         ---------       --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     8                6                6                 5              6
------------------------------------------------    --------         --------         --------         ---------       --------
Ratio of expenses before expense reductions (%)         1.62             1.60             1.68              1.91           1.58
------------------------------------------------    --------         --------         --------         ---------       --------
Ratio of expenses after expense reductions (%)          1.48             1.55             1.64              1.52           1.58
------------------------------------------------    --------         --------         --------         ---------       --------
Ratio of net investment income (loss) (%)                .15           (  .31)          (  .29)              .14         (  .13)
------------------------------------------------    --------         --------         --------         ---------       --------
Portfolio turnover rate (%)                              379              259              297               434            304
------------------------------------------------    --------         --------         --------         ---------       --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       67
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP CORE FUND - CLASS B



                                                                     YEARS ENDED SEPTEMBER 30,
                                                      2012         2011         2010         2009         2008
                                                  -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  12.43     $  13.07     $  12.06      $ 13.52     $  20.32
------------------------------------------------   --------     --------     --------      -------     --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                    (  .10)      (  .13)      (  .13)      (  .06)      (  .13)
------------------------------------------------   --------     --------     --------      -------     --------
  Net realized and unrealized gain (loss)              4.28       (  .51)        1.14       ( 1.40)      ( 3.76)
------------------------------------------------   --------     --------     --------      -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     4.18       (  .64)        1.01       ( 1.46)      ( 3.89)
------------------------------------------------   --------     --------     --------      -------     --------
Less distributions from:
  Net realized gains                                      -            -            -       (  .00)*     ( 2.91)
------------------------------------------------   --------     --------     --------      -------     --------
Redemption fees                                         .00*         .00*         .00*         .00*         .00*
------------------------------------------------   --------     --------     --------      -------     --------
NET ASSET VALUE, END OF PERIOD                     $  16.61     $  12.43     $  13.07      $ 12.06     $  13.52
------------------------------------------------   --------     --------     --------      -------     --------
Total Return (%)(b,c)                                 33.63       ( 4.90)        8.37       (10.75)      (21.49)
------------------------------------------------   --------     --------     --------      -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    1            1            1            1            2
------------------------------------------------   --------     --------     --------      -------     --------
Ratio of expenses before expense reductions (%)        2.39         2.37         2.49         2.87         2.44
-------------------------------------------------  --------     --------     --------      -------     --------
Ratio of expenses after expense reductions (%)         2.23         2.30         2.39         2.27         2.25
-------------------------------------------------  --------     --------     --------      -------     --------
Ratio of net investment income (loss) (%)            (  .66)      ( 1.06)      ( 1.04)      (  .60)      (  .80)
-------------------------------------------------  --------     --------     --------      -------     --------
Portfolio turnover rate (%)                             379          259          297          434          304
-------------------------------------------------  --------     --------     --------      -------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       68
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP CORE FUND - CLASS C



                                                                     YEARS ENDED SEPTEMBER 30,
                                                      2012         2011         2010         2009         2008
                                                  -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD               $  12.45     $  13.09     $  12.08      $ 13.55     $  20.39
------------------------------------------------   --------     --------     --------      -------     --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                    (  .10)      (  .14)      (  .13)      (  .06)      (  .13)
------------------------------------------------   --------     --------     --------      -------     --------
  Net realized and unrealized gain (loss)              4.29       (  .50)        1.14       ( 1.41)      ( 3.80)
------------------------------------------------   --------     --------     --------      -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     4.19       (  .64)        1.01       ( 1.47)      ( 3.93)
------------------------------------------------   --------     --------     --------      -------     --------
Less distributions from:
  Net realized gains                                      -            -            -       (  .00)*     ( 2.91)
------------------------------------------------   --------     --------     --------      -------     --------
Redemption fees                                         .00*         .00*         .00*         .00*         .00*
------------------------------------------------   --------     --------     --------      -------     --------
NET ASSET VALUE, END OF PERIOD                     $  16.64     $  12.45     $  13.09      $ 12.08     $  13.55
------------------------------------------------   --------     --------     --------      -------     --------
Total Return (%)(b,c)                                 33.65       ( 4.89)        8.36       (10.80)      (21.64)
------------------------------------------------   --------     --------     --------      -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    1            1            1            1            1
------------------------------------------------   --------     --------     --------      -------     --------
Ratio of expenses before expense reductions (%)        2.39         2.37         2.41         2.77         2.35
-------------------------------------------------  --------     --------     --------      -------     --------
Ratio of expenses after expense reductions (%)         2.23         2.30         2.39         2.27         2.35
-------------------------------------------------  --------     --------     --------      -------     --------
Ratio of net investment income (loss) (%)            (  .63)      ( 1.06)      ( 1.04)      (  .60)      (  .90)
-------------------------------------------------  --------     --------     --------      -------     --------
Portfolio turnover rate (%)                             379          259          297          434          304
-------------------------------------------------  --------     --------     --------      -------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower has certain expenses not been reduced.
*          Amount is less than $.005.

                                       69
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP CORE FUND - CLASS S



                                                                       YEARS ENDED SEPTEMBER 30,
                                                        2012            2011         2010         2009         2008
                                                  ----------------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD                 $  14.26         $ 14.86     $  13.58      $ 15.20     $  22.31
------------------------------------------------     --------         -------     --------      -------     --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                         .06          (  .00)*        .00*         .02          .04
------------------------------------------------     --------         -------     --------      -------     --------
  Net realized and unrealized gain (loss)                4.92          (  .57)        1.29       ( 1.59)      ( 4.18)
------------------------------------------------     --------         -------     --------      -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                       4.98          (  .57)        1.29       ( 1.57)      ( 4.14)
------------------------------------------------     --------         -------     --------      -------     --------
Less distributions from:
  Net investment income                                     -          (  .03)      (  .01)      (  .05)      (  .06)
------------------------------------------------     --------         -------     --------      -------     --------
  Net realized gains                                        -               -            -       (  .00)*     ( 2.91)
------------------------------------------------     --------         -------     --------      -------     --------
  TOTAL DISTRIBUTIONS                                       -          (  .03)      (  .01)      (  .05)      ( 2.97)
------------------------------------------------     --------         -------     --------      -------     --------
Redemption fees                                           .00*            .00*         .00*         .00*         .00*
------------------------------------------------     --------         -------     --------      -------     --------
NET ASSET VALUE, END OF PERIOD                       $  19.24         $ 14.26     $  14.86      $ 13.58     $  15.20
------------------------------------------------     --------         -------     --------      -------     --------
Total Return (%)                                        34.92 (b)      ( 3.85)        9.51       (10.20)      (20.64)
------------------------------------------------     --------         -------     --------      -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     54              54           61           62           74
------------------------------------------------     --------         -------     --------      -------     --------
Ratio of expenses before expense reductions (%)          1.31            1.24         1.31         1.52         1.21
-------------------------------------------------    --------         -------     --------      -------     --------
Ration of expenses after expense reductions (%)          1.23            1.24         1.31         1.52         1.21
-------------------------------------------------    --------         -------     --------      -------     --------
Ratio of net investment income (loss) (%)                 .35          (  .00)*        .04          .15          .24
-------------------------------------------------    --------         -------     --------      -------     --------
Portfolio turnover rate (%)                               379             259          297          434          304
-------------------------------------------------    --------         -------     --------      -------     --------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       70
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP GROWTH FUND - CLASS A



                                                                            YEARS ENDED SEPTEMBER 30,
                                                     2012        2011            2010                2009              2008
                                                 ----------- ----------- -------------------- ----------------- -----------------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------            -
NET ASSET VALUE, BEGINNING OF PERIOD              $  19.28    $  18.31       $   15.26           $   18.05         $   26.32
------------------------------------------------  --------    --------       ---------           ---------         ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                   (  .21)     (  .19)         (  .15)             (  .07)           (  .11)
------------------------------------------------  --------    --------       ---------           ---------         ---------
  Net realized and unrealized gain (loss)             5.30        1.16            3.14              ( 2.33)           ( 7.80)
------------------------------------------------  --------    --------       ---------           ---------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                    5.09         .97            2.99              ( 2.40)           ( 7.91)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Less distributions from:
  Net realized gains                                     -           -               -              (  .39)           (  .36)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Increase from regulatory settlements                     -           -             .06 (d)               -                 -
------------------------------------------------  --------    --------       ---------           ---------         ---------
Redemption fees                                        .00*        .00*            .00*                .00*              .00*
------------------------------------------------  --------    --------       ---------           ---------         ---------
NET ASSET VALUE, END OF PERIOD                    $  24.37    $  19.28       $   18.31           $   15.26         $   18.05
------------------------------------------------  --------    --------       ---------           ---------         ---------
Total Return (%)(b)                                  26.40        5.30           19.99 (c,d)        (12.51)(c)        (30.40)(c)
------------------------------------------------  --------    --------       ---------           ---------         ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  29          25              27                  29                38
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of expenses before expense reductions (%)       1.46        1.51            1.52                1.54              1.35
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of expenses after expense reductions (%)        1.46        1.51            1.42                1.25              1.25
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of net investment income (loss) (%)           (  .91)     (  .87)         (  .91)             (  .57)           (  .52)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Portfolio turnover rate (%)                             81          67              66                  95                82
------------------------------------------------  --------    --------       ---------           ---------         ---------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Includes a non-recurring payment from the Advisor which amounted to $0.056 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.38% lower.
*          Amount is less than $.005.

                                       71
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP GROWTH FUND - CLASS B



                                                                       YEARS ENDED SEPTEMBER 30,
                                                      2012         2011           2010            2009         2008
                                                  -----------  -----------  ----------------  -----------  -----------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD               $  17.80     $  17.05        $ 14.34        $  17.14     $  25.18
------------------------------------------------   --------     --------        -------        --------     --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                    (  .37)      (  .33)       (  .26)          (  .15)      (  .26)
------------------------------------------------   --------     --------        -------        --------     --------
  Net realized and unrealized gain (loss)              4.90         1.08          2.92           ( 2.26)      ( 7.42)
------------------------------------------------   --------     --------        -------        --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     4.53          .75          2.66           ( 2.41)      ( 7.68)
------------------------------------------------   --------     --------        -------        --------     --------
Less distributions from:
  Net realized gains                                      -            -            -            (  .39)      (  .36)
------------------------------------------------   --------     --------        -------        --------     --------
Increase from regulatory settlements                      -            -    .05( c)                   -            -
------------------------------------------------   --------     --------    -----------        --------     --------
Redemption fees                                         .00*         .00*          .00*             .00*         .00*
------------------------------------------------   --------     --------    -----------        --------     --------
NET ASSET VALUE, END OF PERIOD                     $  22.33     $  17.80        $ 17.05        $  14.34     $  17.14
------------------------------------------------   --------     --------    -----------        --------     --------
Total Return (%)(b)                                   25.45         4.40      18.90 (c)          (13.25)      (30.89)
------------------------------------------------   --------     --------    -----------        --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  .28          .33         1                    1            2
------------------------------------------------   --------     --------    -----------        --------     --------
Ratio of expenses before expense reductions (%)        2.47         2.46       2.56                2.71         2.32
-------------------------------------------------  --------     --------    -----------        --------     --------
Ratio of expenses after expense reductions (%)         2.26         2.35       2.21                2.00         2.00
-------------------------------------------------  --------     --------    -----------        --------     --------
Ratio of net investment income (loss) (%)            ( 1.72)      ( 1.71)    ( 1.70)             ( 1.32)      ( 1.27)
-------------------------------------------------  --------     --------    -----------        --------     --------
Portfolio turnover rate (%)                              81           67        66                   95           82
-------------------------------------------------  --------     --------    -----------        --------     --------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
(c) Includes a non-recurring payment from the Advisor which amounted to $0.052 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.38% lower.
*          Amount is less than $.005.

                                       72
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP GROWTH FUND - CLASS C



                                                                            YEARS ENDED SEPTEMBER 30,
                                                     2012        2011            2010                2009              2008
                                                 ----------- ----------- -------------------- ----------------- -----------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  17.86    $  17.07       $   14.34           $   17.14         $   25.19
------------------------------------------------  --------    --------       ---------           ---------         ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                   (  .36)     (  .31)         (  .25)             (  .15)           (  .26)
------------------------------------------------  --------    --------       ---------           ---------         ---------
  Net realized and unrealized gain (loss)             4.90        1.10            2.93              ( 2.26)           ( 7.43)
------------------------------------------------  --------    --------       ---------           ---------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                    4.54         .79            2.68              ( 2.41)           ( 7.69)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Less distributions from:
  Net realized gains                                     -           -               -              (  .39)           (  .36)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Increase from regulatory settlements                     -           -             .05 (d)               -                 -
------------------------------------------------  --------    --------       ---------           ---------         ---------
Redemption fees                                        .00*        .00*            .00*                .00*              .00*
------------------------------------------------  --------    --------       ---------           ---------         ---------
NET ASSET VALUE, END OF PERIOD                    $  22.40    $  17.86       $   17.07           $   14.34         $   17.14
------------------------------------------------  --------    --------       ---------           ---------         ---------
Total Return (%)(b)                                  25.42        4.63           19.04 (c,d)        (13.25)(c)        (30.92)(c)
------------------------------------------------  --------    --------       ---------           ---------         ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   4           4               4                   4                 5
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of expenses before expense reductions (%)       2.22        2.22            2.32                2.45              2.19
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of expenses after expense reductions (%)        2.22        2.22            2.18                2.00              2.00
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of net investment income (loss) (%)           ( 1.68)     ( 1.58)         ( 1.67)             ( 1.32)           ( 1.27)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Portfolio turnover rate (%)                             81          67              66                  95                82
------------------------------------------------  --------    --------       ---------           ---------         ---------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
(d) Includes a non-recurring payment from the Advisor which amounted to $0.053 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.38% lower.
*          Amount is less than $.005.

                                       73
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP GROWTH FUND - CLASS R



                                                   PERIOD ENDED
                                                    9/30/12(A)
                                                  -------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  24.40
------------------------------------------------    --------
Income (loss) from investment operations:
  Net investment income (loss)(b)                     (  .11)
------------------------------------------------    --------
  Net realized and unrealized gain (loss)                .04
------------------------------------------------    --------
  TOTAL FROM INVESTMENT OPERATIONS                    (  .07)
------------------------------------------------    --------
Redemption fees                                          .00***
------------------------------------------------    --------
NET ASSET VALUE, END OF PERIOD                      $  24.33
------------------------------------------------    --------
Total Return (%)(c)                                   (  .29)**
------------------------------------------------    --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------
Net assets, end of period ($ thousands)                    3
------------------------------------------------    --------
Ratio of expenses before expense reductions (%)         3.46*
-------------------------------------------------   --------
Ratio of expenses after expense reductions (%)          1.76*
-------------------------------------------------   --------
Ratio of net investment income (loss) (%)             ( 1.14)*
-------------------------------------------------   --------
Portfolio turnover rate (%)                               81
-------------------------------------------------   --------

(a) For the period from May 1, 2012 (commencement of operations) to September 30, 2012.
(b)        Based on average shares outstanding during the period.
(c)        Total return would have been lower had certain expenses not been reduced.
*          Annualized
**         Not annualized
***        Amount is less than $.005.

                                       74
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS



                                                                            YEARS ENDED SEPTEMBER 30,
                                                      2012         2011             2010                 2009            2008
                                                  -----------  -----------  --------------------  -----------------  -----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------              -                    -               -
NET ASSET VALUE, BEGINNING OF PERIOD               $  19.72     $  18.62        $   15.47            $   18.24        $  26.56
------------------------------------------------   --------     --------        ---------            ---------        --------
Income (loss) from investment operations:
  Net investment income (loss)(a)                    (  .11)      (  .08)          (  .08)              (  .04)         (  .06)
------------------------------------------------   --------     --------        ---------            ---------        --------
  Net realized and unrealized gain (loss)              5.43         1.18             3.17               ( 2.34)         ( 7.90)
------------------------------------------------   --------     --------        ---------            ---------        --------
  TOTAL FROM INVESTMENT OPERATIONS                     5.32         1.10             3.09               ( 2.38)         ( 7.96)
------------------------------------------------   --------     --------        ---------            ---------        --------
Less distributions from:
  Net realized gains                                      -            -                -               (  .39)         (  .36)
------------------------------------------------   --------     --------        ---------            ---------        --------
Increase from regulatory settlements                      -            -              .06 (c)                -               -
------------------------------------------------   --------     --------        ---------            ---------        --------
Redemption fees                                         .00*         .00*             .00*                 .00*            .00*
------------------------------------------------   --------     --------        ---------            ---------        --------
NET ASSET VALUE, END OF PERIOD                     $  25.04     $  19.72        $   18.62            $   15.47        $  18.24
------------------------------------------------   --------     --------        ---------            ---------        --------
Total Return (%)                                      26.98         5.91            20.36 (b,c)         (12.26)(b)      (30.31)
------------------------------------------------   --------     --------        ---------            ---------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------      ---------            ---------        --------
Net assets, end of period ($ millions)                   10            7                5                    3               5
------------------------------------------------   --------     --------        ---------            ---------        --------
Ratio of expenses before expense reductions (%)         .99         1.00             1.00                 1.75             .99
-------------------------------------------------  --------     --------        ---------            ---------        --------
Ratio of expenses after expense reductions (%)          .99         1.00              .98                 1.00             .99
-------------------------------------------------  --------     --------        ---------            ---------        --------
Ratio of net investment income (loss) (%)            (  .46)      (  .36)          (  .47)              (  .32)         (  .26)
-------------------------------------------------  --------     --------        ---------            ---------        --------
Portfolio turnover rate (%)                              81           67               66                   95              82
-------------------------------------------------  --------     --------        ---------            ---------        --------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Includes a non-recurring payment from the Advisor which amounted to $0.057 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.38% lower.
*          Amount is less than $.005.

                                       75
PROSPECTUS February 1, 2013                               Financial Highlights

DWS SMALL CAP GROWTH FUND - CLASS S



                                                                            YEARS ENDED SEPTEMBER 30,
                                                     2012        2011            2010                2009              2008
                                                 ----------- ----------- -------------------- ----------------- -----------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------             -                   -                 -
NET ASSET VALUE, BEGINNING OF PERIOD              $  19.64    $  18.60       $   15.45           $   18.24         $   26.52
------------------------------------------------  --------    --------       ---------           ---------         ---------
Income (loss) from investment operations:
  Net investment income (loss)(a)                   (  .16)     (  .14)         (  .09)             (  .04)           (  .06)
------------------------------------------------  --------    --------       ---------           ---------         ---------
  Net realized and unrealized gain (loss)             5.40        1.18            3.18              ( 2.36)           ( 7.86)
------------------------------------------------  --------    --------       ---------           ---------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                    5.24        1.04            3.09              ( 2.40)           ( 7.92)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Less distributions from:
  Net realized gains                                     -           -               -              (  .39)           (  .36)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Increase from regulatory settlements                     -           -             .06 (c)               -                 -
------------------------------------------------  --------    --------       ---------           ---------         ---------
Redemption fees                                        .00*        .00*            .00*                .00*              .00*
------------------------------------------------  --------    --------       ---------           ---------         ---------
NET ASSET VALUE, END OF PERIOD                    $  24.88    $  19.64       $   18.60           $   15.45         $   18.24
------------------------------------------------  --------    --------       ---------           ---------         ---------
Total Return (%)                                     26.68        5.59           20.39 (b,c)        (12.38)(b)        (30.23)(b)
------------------------------------------------  --------    --------       ---------           ---------         ---------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------     ---------           ---------         ---------
Net assets, end of period ($ millions)                  63          46              47                  44                66
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of expenses before expense reductions (%)       1.24        1.26            1.19                1.34              1.18
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of expenses after expense reductions (%)        1.24        1.26            1.04                1.00              1.00
------------------------------------------------  --------    --------       ---------           ---------         ---------
Ratio of net investment income (loss) (%)           (  .69)     (  .62)         (  .53)             (  .32)           (  .27)
------------------------------------------------  --------    --------       ---------           ---------         ---------
Portfolio turnover rate (%)                             81          67              66                  95                82
------------------------------------------------  --------    --------       ---------           ---------         ---------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Includes a non-recurring payment from the Advisor which amounted to $0.057 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.001 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.38% lower.
*          Amount is less than $.005.

                                       76
PROSPECTUS February 1, 2013                               Financial Highlights

APPENDIX

HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after six years. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge or redemption fees, if any, which may be payable upon redemption. If contingent deferred sales charges or redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objectives, risks, expenses and charges of the fund prior to investing.


DWS CAPITAL GROWTH FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.02%        -2.00%      $  9,800.12     $   673.05
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.02%         1.90%      $ 10,190.16     $   101.95
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.02%         5.96%      $ 10,595.73     $   106.01
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.02%        10.17%      $ 11,017.44     $   110.23
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.02%        14.56%      $ 11,455.93     $   114.61
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.02%        19.12%      $ 11,911.88     $   119.18
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.02%        23.86%      $ 12,385.97     $   123.92
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.02%        28.79%      $ 12,878.93     $   128.85
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.02%        33.92%      $ 13,391.51     $   133.98
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.02%        39.24%      $ 13,924.50     $   139.31
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 1,751.09
---                                                                  ----------

                                       77
PROSPECTUS February 1, 2013                                           Appendix

DWS CAPITAL GROWTH FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.97%         3.03%       $ 10,303.00    $   199.98
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.97%         6.15%       $ 10,615.18    $   206.04
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.97%         9.37%       $ 10,936.82    $   212.29
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.97%        12.68%       $ 11,268.21    $   218.72
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.97%        16.10%       $ 11,609.63    $   225.35
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.97%        19.61%       $ 11,961.41    $   232.17
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.02%        24.37%       $ 12,437.47    $   124.43
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.02%        29.32%       $ 12,932.48    $   129.39
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.02%        34.47%       $ 13,447.19    $   134.54
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.02%        39.82%       $ 13,982.39    $   139.89
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,822.80
---                                                                  ----------

DWS CAPITAL GROWTH FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.78%         3.22%       $ 10,322.00    $   180.87
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.78%         6.54%       $ 10,654.37    $   186.69
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.78%         9.97%       $ 10,997.44    $   192.70
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.78%        13.52%       $ 11,351.56    $   198.91
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.78%        17.17%       $ 11,717.08    $   205.31
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.78%        20.94%       $ 12,094.37    $   211.92
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.78%        24.84%       $ 12,483.81    $   218.75
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.78%        28.86%       $ 12,885.78    $   225.79
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.78%        33.01%       $ 13,300.71    $   233.06
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.78%        37.29%       $ 13,728.99    $   240.56
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,094.56
---                                                                  ----------

                                       78
PROSPECTUS February 1, 2013                                           Appendix

DWS CAPITAL GROWTH FUND - CLASS R



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.28%         3.72%       $ 10,372.00    $   130.38
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.28%         7.58%       $ 10,757.84    $   135.23
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.28%        11.58%       $ 11,158.03    $   140.26
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.28%        15.73%       $ 11,573.11    $   145.48
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.28%        20.04%       $ 12,003.63    $   150.89
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.28%        24.50%       $ 12,450.16    $   156.50
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.28%        29.13%       $ 12,913.31    $   162.33
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.28%        33.94%       $ 13,393.68    $   168.36
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.28%        38.92%       $ 13,891.93    $   174.63
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.28%        44.09%       $ 14,408.71    $   181.12
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,545.18
---                                                                  ----------

DWS CAPITAL GROWTH FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  ----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  -----------
   1          5.00%         0.69%         4.31%       $ 10,431.00     $  70.49
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.69%         8.81%       $ 10,880.58     $  73.52
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.69%        13.50%       $ 11,349.53     $  76.69
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.69%        18.39%       $ 11,838.69     $  80.00
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.69%        23.49%       $ 12,348.94     $  83.45
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.69%        28.81%       $ 12,881.18     $  87.04
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.69%        34.36%       $ 13,436.36     $  90.80
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.69%        40.15%       $ 14,015.47     $  94.71
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.69%        46.20%       $ 14,619.53     $  98.79
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.69%        52.50%       $ 15,249.64     $ 103.05
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 858.54
---                                                                   --------

                                       79
PROSPECTUS February 1, 2013                                           Appendix

DWS CAPITAL GROWTH FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  ----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  -----------
   1          5.00%         0.76%         4.24%       $ 10,424.00     $  77.61
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.76%         8.66%       $ 10,865.98     $  80.90
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.76%        13.27%       $ 11,326.70     $  84.33
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.76%        18.07%       $ 11,806.95     $  87.91
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.76%        23.08%       $ 12,307.56     $  91.64
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.76%        28.29%       $ 12,829.40     $  95.52
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.76%        33.73%       $ 13,373.37     $  99.57
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.76%        39.40%       $ 13,940.40     $ 103.79
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.76%        45.31%       $ 14,531.47     $ 108.19
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.76%        51.48%       $ 15,147.61     $ 112.78
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 942.24
---                                                                   --------

DWS CORE EQUITY FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.93%        -1.91%      $  9,808.60     $   664.44
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         0.93%         2.08%      $ 10,207.81     $    93.08
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         0.93%         6.23%      $ 10,623.27     $    96.86
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         0.93%        10.56%      $ 11,055.63     $   100.81
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         0.93%        15.06%      $ 11,505.60     $   104.91
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         0.93%        19.74%      $ 11,973.87     $   109.18
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         0.93%        24.61%      $ 12,461.21     $   113.62
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         0.93%        29.68%      $ 12,968.38     $   118.25
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         0.93%        34.96%      $ 13,496.20     $   123.06
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         0.93%        40.45%      $ 14,045.49     $   128.07
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 1,652.28
---                                                                  ----------

                                       80
PROSPECTUS February 1, 2013                                           Appendix

DWS CORE EQUITY FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.82%         3.18%       $ 10,318.00    $   184.89
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.82%         6.46%       $ 10,646.11    $   190.77
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.82%         9.85%       $ 10,984.66    $   196.84
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.82%        13.34%       $ 11,333.97    $   203.10
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.82%        16.94%       $ 11,694.39    $   209.56
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.82%        20.66%       $ 12,066.27    $   216.22
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.93%        25.57%       $ 12,557.37    $   114.50
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.93%        30.68%       $ 13,068.46    $   119.16
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.93%        36.00%       $ 13,600.34    $   124.01
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.93%        41.54%       $ 14,153.88    $   129.06
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,688.11
---                                                                  ----------

DWS CORE EQUITY FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.70%         3.30%       $ 10,330.00    $   172.81
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.70%         6.71%       $ 10,670.89    $   178.51
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.70%        10.23%       $ 11,023.03    $   184.40
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.70%        13.87%       $ 11,386.79    $   190.48
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.70%        17.63%       $ 11,762.55    $   196.77
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.70%        21.51%       $ 12,150.72    $   203.26
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.70%        25.52%       $ 12,551.69    $   209.97
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.70%        29.66%       $ 12,965.90    $   216.90
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.70%        33.94%       $ 13,393.77    $   224.06
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.70%        38.36%       $ 13,835.77    $   231.45
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,008.61
---                                                                  ----------

                                       81
PROSPECTUS February 1, 2013                                           Appendix

DWS CORE EQUITY FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.55%         4.45%       $ 10,445.00     $  56.22
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.55%         9.10%       $ 10,909.80     $  58.73
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.55%        13.95%       $ 11,395.29     $  61.34
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.55%        19.02%       $ 11,902.38     $  64.07
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.55%        24.32%       $ 12,432.03     $  66.92
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.55%        29.85%       $ 12,985.26     $  69.90
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.55%        35.63%       $ 13,563.10     $  73.01
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.55%        41.67%       $ 14,166.66     $  76.26
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.55%        47.97%       $ 14,797.08     $  79.65
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.55%        54.56%       $ 15,455.55     $  83.19
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 689.29
---                                                                   --------

DWS CORE EQUITY FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.64%         4.36%       $ 10,436.00     $  65.40
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.64%         8.91%       $ 10,891.01     $  68.25
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.64%        13.66%       $ 11,365.86     $  71.22
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.64%        18.61%       $ 11,861.41     $  74.33
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.64%        23.79%       $ 12,378.57     $  77.57
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.64%        29.18%       $ 12,918.27     $  80.95
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.64%        34.82%       $ 13,481.51     $  84.48
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.64%        40.69%       $ 14,069.30     $  88.16
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.64%        46.83%       $ 14,682.72     $  92.01
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.64%        53.23%       $ 15,322.89     $  96.02
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 798.39
---                                                                   --------

                                       82
PROSPECTUS February 1, 2013                                           Appendix

DWS MID CAP GROWTH FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.31%        -2.27%      $  9,772.78     $   700.75
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.31%         1.33%      $ 10,133.40     $   130.39
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.31%         5.07%      $ 10,507.32     $   135.20
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.31%         8.95%      $ 10,895.04     $   140.19
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.31%        12.97%      $ 11,297.07     $   145.36
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.31%        17.14%      $ 11,713.93     $   150.72
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.31%        21.46%      $ 12,146.17     $   156.28
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.31%        25.94%      $ 12,594.37     $   162.05
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.31%        30.59%      $ 13,059.10     $   168.03
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.31%        35.41%      $ 13,540.98     $   174.23
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,063.20
---                                                                  ----------

DWS MID CAP GROWTH FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         2.13%         2.87%       $ 10,287.00    $   216.06
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.18%         5.77%       $ 10,577.09    $   227.42
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.18%         8.75%       $ 10,875.37    $   233.83
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.18%        11.82%       $ 11,182.05    $   240.43
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.18%        14.97%       $ 11,497.39    $   247.21
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.18%        18.22%       $ 11,821.61    $   254.18
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.31%        22.58%       $ 12,257.83    $   157.72
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.31%        27.10%       $ 12,710.14    $   163.54
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.31%        31.79%       $ 13,179.15    $   169.57
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.31%        36.65%       $ 13,665.46    $   175.83
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,085.79
---                                                                  ----------

                                       83
PROSPECTUS February 1, 2013                                           Appendix

DWS MID CAP GROWTH FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         2.13%         2.87%       $ 10,287.00    $   216.06
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.13%         5.82%       $ 10,582.24    $   222.26
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.13%         8.86%       $ 10,885.95    $   228.64
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.13%        11.98%       $ 11,198.37    $   235.20
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.13%        15.20%       $ 11,519.77    $   241.95
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.13%        18.50%       $ 11,850.38    $   248.89
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.13%        21.90%       $ 12,190.49    $   256.04
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.13%        25.40%       $ 12,540.36    $   263.38
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.13%        29.00%       $ 12,900.27    $   270.94
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.13%        32.71%       $ 13,270.50    $   278.72
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,462.08
---                                                                  ----------

DWS MID CAP GROWTH FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL              ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                   OF RETURN:
             0.00%                $10,000                         5%
        ---------------  -------------------------  ------------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER       ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND        FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES        EXPENSES
------  ---------------  ---------  --------------  ---------------  -------------
   1          5.00%         0.95%         4.05%       $ 10,405.00     $    96.92
 ---         -----          ----         -----        -----------     ----------
   2         10.25%         0.95%         8.26%       $ 10,826.40     $   100.85
 ---         -----          ----         -----        -----------     ----------
   3         15.76%         0.95%        12.65%       $ 11,264.87     $   104.93
 ---         -----          ----         -----        -----------     ----------
   4         21.55%         0.95%        17.21%       $ 11,721.10     $   109.18
 ---         -----          ----         -----        -----------     ----------
   5         27.63%         0.95%        21.96%       $ 12,195.80     $   113.61
 ---         -----          ----         -----        -----------     ----------
   6         34.01%         0.95%        26.90%       $ 12,689.73     $   118.21
 ---         -----          ----         -----        -----------     ----------
   7         40.71%         0.95%        32.04%       $ 13,203.67     $   122.99
 ---         -----          ----         -----        -----------     ----------
   8         47.75%         0.95%        37.38%       $ 13,738.42     $   127.97
 ---         -----          ----         -----        -----------     ----------
   9         55.13%         0.95%        42.95%       $ 14,294.82     $   133.16
 ---         -----          ----         -----        -----------     ----------
 10          62.89%         0.95%        48.74%       $ 14,873.76     $   138.55
 ---         -----          ----         -----        -----------     ----------
TOTAL                                                                 $ 1,166.37
---                                                                   ----------

                                       84
PROSPECTUS February 1, 2013                                           Appendix

DWS MID CAP GROWTH FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.03%         3.97%       $ 10,397.00    $   105.04
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.03%         8.10%       $ 10,809.76    $   109.21
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.03%        12.39%       $ 11,238.91    $   113.55
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.03%        16.85%       $ 11,685.09    $   118.06
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.03%        21.49%       $ 12,148.99    $   122.75
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.03%        26.31%       $ 12,631.31    $   127.62
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.03%        31.33%       $ 13,132.77    $   132.68
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.03%        36.54%       $ 13,654.14    $   137.95
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.03%        41.96%       $ 14,196.21    $   143.43
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.03%        47.60%       $ 14,759.80    $   149.12
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,259.41
---                                                                  ----------

DWS SMALL CAP CORE FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.44%        -2.39%      $  9,760.53     $   713.14
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.62%         0.90%      $ 10,090.44     $   160.79
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.62%         4.31%      $ 10,431.49     $   166.23
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.62%         7.84%      $ 10,784.08     $   171.85
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.62%        11.49%      $ 11,148.58     $   177.65
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.62%        15.25%      $ 11,525.40     $   183.66
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.62%        19.15%      $ 11,914.96     $   189.87
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.62%        23.18%      $ 12,317.69     $   196.28
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.62%        27.34%      $ 12,734.02     $   202.92
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.62%        31.64%      $ 13,164.43     $   209.78
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,372.17
---                                                                  ----------

                                       85
PROSPECTUS February 1, 2013                                           Appendix

DWS SMALL CAP CORE FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         2.19%         2.81%       $ 10,281.00    $   222.08
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.39%         5.49%       $ 10,549.33    $   248.92
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.39%         8.25%       $ 10,824.67    $   255.42
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.39%        11.07%       $ 11,107.20    $   262.09
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.39%        13.97%       $ 11,397.09    $   268.93
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.39%        16.95%       $ 11,694.56    $   275.95
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.62%        20.90%       $ 12,089.83    $   192.65
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.62%        24.98%       $ 12,498.47    $   199.17
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.62%        29.21%       $ 12,920.92    $   205.90
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.62%        33.58%       $ 13,357.65    $   212.86
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,343.97
---                                                                  ----------

DWS SMALL CAP CORE FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         2.19%         2.81%       $ 10,281.00    $   222.08
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.39%         5.49%       $ 10,549.33    $   248.92
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.39%         8.25%       $ 10,824.67    $   255.42
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.39%        11.07%       $ 11,107.20    $   262.09
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.39%        13.97%       $ 11,397.09    $   268.93
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.39%        16.95%       $ 11,694.56    $   275.95
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.39%        20.00%       $ 11,999.79    $   283.15
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.39%        23.13%       $ 12,312.98    $   290.54
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.39%        26.34%       $ 12,634.35    $   298.12
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.39%        29.64%       $ 12,964.11    $   305.90
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,711.10
---                                                                  ----------

                                       86
PROSPECTUS February 1, 2013                                           Appendix

DWS SMALL CAP CORE FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.19%         3.81%       $ 10,381.00    $   121.27
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.31%         7.64%       $ 10,764.06    $   138.50
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.31%        11.61%       $ 11,161.25    $   143.61
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.31%        15.73%       $ 11,573.10    $   148.91
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.31%        20.00%       $ 12,000.15    $   154.40
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.31%        24.43%       $ 12,442.96    $   160.10
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.31%        29.02%       $ 12,902.10    $   166.01
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.31%        33.78%       $ 13,378.19    $   172.14
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.31%        38.72%       $ 13,871.84    $   178.49
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.31%        43.84%       $ 14,383.71    $   185.07
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,568.50
---                                                                  ----------

DWS SMALL CAP GROWTH FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.46%        -2.41%      $  9,758.65     $   715.04
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.46%         1.04%      $ 10,104.10     $   145.00
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.46%         4.62%      $ 10,461.79     $   150.13
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.46%         8.32%      $ 10,832.13     $   155.45
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.46%        12.16%      $ 11,215.59     $   160.95
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.46%        16.13%      $ 11,612.62     $   166.65
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.46%        20.24%      $ 12,023.71     $   172.55
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.46%        24.49%      $ 12,449.35     $   178.65
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.46%        28.90%      $ 12,890.06     $   184.98
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.46%        33.46%      $ 13,346.36     $   191.53
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,220.93
---                                                                  ----------

                                       87
PROSPECTUS February 1, 2013                                           Appendix

DWS SMALL CAP GROWTH FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         2.23%         2.77%       $ 10,277.00    $   226.09
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.47%         5.37%       $ 10,537.01    $   257.05
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.47%         8.04%       $ 10,803.59    $   263.56
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.47%        10.77%       $ 11,076.93    $   270.22
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.47%        13.57%       $ 11,357.17    $   277.06
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.47%        16.45%       $ 11,644.51    $   284.07
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.46%        20.57%       $ 12,056.72    $   173.02
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.46%        24.84%       $ 12,483.53    $   179.14
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.46%        29.25%       $ 12,925.45    $   185.49
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.46%        33.83%       $ 13,383.01    $   192.05
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,307.75
---                                                                  ----------

DWS SMALL CAP GROWTH FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         2.22%         2.78%       $ 10,278.00    $   225.09
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.22%         5.64%       $ 10,563.73    $   231.34
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.22%         8.57%       $ 10,857.40    $   237.77
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.22%        11.59%       $ 11,159.24    $   244.38
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.22%        14.69%       $ 11,469.46    $   251.18
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.22%        17.88%       $ 11,788.31    $   258.16
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.22%        21.16%       $ 12,116.03    $   265.34
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.22%        24.53%       $ 12,452.85    $   272.71
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.22%        27.99%       $ 12,799.04    $   280.30
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.22%        31.55%       $ 13,154.86    $   288.09
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,554.36
---                                                                  ----------

                                       88
PROSPECTUS February 1, 2013                                           Appendix

DWS SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.99%         4.01%       $ 10,401.00    $   100.98
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.99%         8.18%       $ 10,818.08    $   105.03
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.99%        12.52%       $ 11,251.89    $   109.25
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.99%        17.03%       $ 11,703.09    $   113.63
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.99%        21.72%       $ 12,172.38    $   118.18
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.99%        26.60%       $ 12,660.49    $   122.92
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.99%        31.68%       $ 13,168.18    $   127.85
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.99%        36.96%       $ 13,696.22    $   132.98
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.99%        42.45%       $ 14,245.44    $   138.31
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.99%        48.17%       $ 14,816.68    $   143.86
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,212.99
---                                                                  ----------

DWS SMALL CAP GROWTH FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.23%         3.77%       $ 10,377.00    $   125.32
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.24%         7.67%       $ 10,767.18    $   131.09
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.24%        11.72%       $ 11,172.02    $   136.02
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.24%        15.92%       $ 11,592.09    $   141.14
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.24%        20.28%       $ 12,027.95    $   146.44
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.24%        24.80%       $ 12,480.20    $   151.95
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.24%        29.49%       $ 12,949.46    $   157.66
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.24%        34.36%       $ 13,436.36    $   163.59
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.24%        39.42%       $ 13,941.56    $   169.74
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.24%        44.66%       $ 14,465.77    $   176.13
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,499.08
---                                                                  ----------

ADDITIONAL INDEX INFORMATION


DWS CAPITAL GROWTH FUND

RUSSELL 1000 (Reg. TM) GROWTH INDEX is an unmanaged index that consists of those stocks in the Russell 1000 (Reg. TM) Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.


DWS CORE EQUITY FUND

RUSSELL 1000 (Reg. TM) INDEX is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.


DWS MID CAP GROWTH FUND

RUSSELL MIDCAP (Reg. TM) GROWTH INDEX is an unmanaged capitalization-weighted index of medium and medium/small companies in the Russell 1000 (Reg. TM) Index chosen for their growth orientation. Russell 1000 (Reg. TM) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.



                                       89
PROSPECTUS February 1, 2013                                           Appendix

DWS SMALL CAP CORE FUND

RUSSELL 2000 (Reg. TM) INDEX is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.


DWS SMALL CAP GROWTH FUND

RUSSELL 2000 (Reg. TM) GROWTH INDEX is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, NYSE Alternext US (formerly known as "AMEX") and Nasdaq.


                                       90
PROSPECTUS February 1, 2013                                           Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about a fund's investments is available in a fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about a fund, contact DWS Investments at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.


You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION

DWS INVESTMENTS   PO Box 219151
                  Kansas City, MO
                  64121-9151
                  www.dws-investments.com
                  Shareholders:
                  (800) 728-3337
                  Investment professionals:
                  (800) 621-5027
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  WWW.SEC.GOV
DISTRIBUTOR       DWS Investments Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   DWS Investment Trust
                  DWS Capital Growth Fund
                  811-00043
                  DWS Investment Trust
                  DWS Core Equity Fund
                  811-00043
                  DWS Investment Trust
                  DWS Mid Cap Growth Fund
                  811-00043
                  DWS Investment Trust
                  DWS Small Cap Core Fund
                  811-00043
                  DWS Investment Trust
                  DWS Small Cap Growth Fund
                  811-00043


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group





(02/01/13) DGF-1